UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-02258

Investment Company Act File Number

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

June 30

Date of Fiscal Year End

March 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Parametric Tax-Managed Emerging Markets Fund

Eaton Vance

Parametric Tax-Managed Emerging Markets Fund

March 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.5%

	N(000.000.000	N(000.000.000
Security	Shares	Value
Argentina — 0.7%
Arcos Dorados Holdings, Inc., Class A	88,500	$1,600,965
Banco Macro SA, Class B	130,676	305,875
Banco Macro SA, Class B ADR	39,000	764,790
BBVA Banco Frances SA	76,594	183,658
BBVA Banco Frances SA ADR	59,599	359,382
Cresud SA ADR	145,131	1,788,014
Grupo Financiero Galicia SA, Class B ADR	168,800	1,085,384
IRSA Inversiones y Representaciones SA	119,544	146,052
IRSA Inversiones y Representaciones SA ADR	57,300	579,303
Ledesma SAAI	259,501	337,784
MercadoLibre, Inc.	70,600	6,903,974
Molinos Rio de la Plata SA, Class B(1)	93,310	508,208
Petrobras Energia SA ADR	72,987	982,405
Siderar SAIC	1,803,100	716,464
Telecom Argentina SA ADR	149,300	2,645,596
Telecom Argentina SA, Class B	229,824	976,188
Transportadora de Gas del Sur SA	252,923	166,343

		$20,050,385

Botswana — 0.4%
Barclays Bank of Botswana	1,191,347	$1,154,358
Botswana Insurance Holdings Ltd.	400,865	580,143
First National Bank of Botswana	7,511,600	2,836,382
Letshego Holdings, Ltd.(1)	15,329,252	3,174,022
Sechaba Breweries Ltd.	1,086,400	1,837,135
Sefalana Holding Co.	991,000	378,541
Standard Chartered Bank Botswana	850,790	1,068,055

		$11,028,636

Brazil — 6.3%
AES Tiete SA, PFC Shares	53,416	$813,479
All America Latina Logistica SA (Units)	255,200	1,265,200
Anhanguera Educacional Participacoes SA	39,000	470,021
B2W Companhia Global do Varejo(1)	33,500	152,319
Banco Bradesco SA	73,802	1,104,533
Banco Bradesco SA ADR	42,100	736,750
Banco Bradesco SA, PFC Shares	357,660	6,248,200
Banco do Brasil SA	219,799	3,124,591
Banco Santander Brasil SA	144,000	1,325,262
BM&F Bovespa SA	556,900	3,429,048
Bombril SA, PFC Shares(1)	92,000	402,684
BR Malls Participacoes SA	128,600	1,675,967
Bradespar SA, PFC Shares	56,500	1,078,961
Brasil Telecom SA, PFC Shares	116,635	624,243
Braskem SA, PFC Shares	61,000	482,867
BRF-Brasil Foods SA	208,066	4,103,304
BRF-Brasil Foods SA ADR	20,600	412,206
Centrais Eletricas Brasileiras SA	44,000	413,136
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	173,982	2,259,779
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	31,056	1,480,113
Cia de Bebidas das Americas, PFC Shares	347,325	14,374,759
Cia de Companhia de Concessoes Rodoviarias (CCR)	354,800	2,872,686

	N(000.000.000	N(000.000.000
Security	Shares	Value
Cia de Saneamento Basico do Estado de Sao Paulo	41,800	$1,595,107
Cia de Saneamento Basico do Estado de Sao Paulo ADR	5,500	421,410
Cia de Saneamento de Minas Gerais-Copasa MG	20,000	466,406
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	25,863	885,359
Cia Energetica de Sao Paulo, PFC Shares	91,600	1,840,581
Cia Hering	42,700	1,102,909
Cia Paranaense de Energia-Copel, PFC Shares	49,900	1,168,602
Cia Siderurgica Nacional SA (CSN)	161,700	1,525,363
Cielo SA	142,466	4,830,163
Companhia Energetica de Minas Gerais SA, PFC Shares	155,450	3,713,700
Contax Participacoes SA, PFC Shares	30,200	340,307
Cosan SA Industria e Comercio	52,100	969,249
CPFL Energia SA	121,200	1,822,531
Cyrela Brazil Realty SA	118,124	1,045,059
Diagnosticos da America SA	77,600	595,566
Duratex SA	139,243	877,968
EcoRodovias Infraestrutura e Logistica SA	94,500	825,700
EDP-Energias do Brasil SA	36,400	835,099
Eletropaulo Metropolitana SA, Class B, PFC Shares	47,168	992,222
Embratel Participacoes SA	37,424,000	188,816
Embratel Participacoes SA, PFC Shares	67,000,000	336,936
Empresa Brasileira de Aeronautica SA	381,832	3,062,270
Fibria Celulose SA	24,585	202,019
Fibria Celulose SA ADR	27,500	230,725
Gafisa SA	137,300	323,422
Gafisa SA ADR	32,700	154,344
Gerdau SA ADR	51,500	495,945
Gerdau SA, PFC Shares	161,400	1,543,753
Gol Linhas Aereas Inteligentes SA, PFC Shares	37,000	247,079
Hypermarcas SA	168,500	1,186,132
Iochpe-Maxion SA	46,800	922,694
Itau Unibanco Holding SA ADR, PFC Shares	49,500	949,905
Itau Unibanco Holding SA, PFC Shares	494,200	9,456,521
Itausa-Investimentos Itau SA, PFC Shares	932,392	5,746,205
JBS SA(1)	231,100	949,492
Klabin SA, PFC Shares	147,000	679,657
Light SA	41,500	589,950
LLX Logistica SA(1)	154,000	285,990
Localiza Rent a Car SA	57,600	1,060,210
Lojas Americanas SA, PFC Shares	293,896	2,769,186
Lojas Renner SA	47,500	1,631,515
Lupatech SA(1)	64,400	183,451
Marcopolo SA, PFC Shares	257,100	1,316,873
Metalurgica Gerdau SA, PFC Shares	72,500	893,218
MPX Energia SA(1)	20,100	521,040
MRV Engenharia e Participacoes SA	117,600	834,271
Natura Cosmeticos SA	68,900	1,498,441
OGX Petroleo e Gas Participacoes SA(1)	245,500	2,030,760
PDG Realty SA Empreendimentos e Participacoes	407,000	1,406,870
Petroleo Brasileiro SA	275,200	3,663,404
Petroleo Brasileiro SA ADR	242,800	6,205,968
Petroleo Brasileiro SA, PFC Shares	745,300	9,533,405
Randon Participacoes SA, PFC Shares	95,550	615,557
Redecard SA	211,300	4,103,418
Souza Cruz SA	144,500	2,216,440
Suzano Papel e Celulose SA	62,800	268,683
TAM SA, PFC Shares	32,800	817,552
Tele Norte Leste Participacoes SA	11,200	159,522
Tele Norte Leste Participacoes SA, PFC Shares	95,800	1,093,688
Tele Norte Leste Participacoes SA ADR, PFC Shares	26,608	302,001
Telefonica Brasil SA, PFC Shares	137,605	4,258,296

	N(000.000.000	N(000.000.000
Security	Shares	Value
Telemar Norte Leste SA, PFC Shares	22,900	$601,024
Tim Participacoes SA	329,644	2,103,784
Totvs SA	94,500	1,744,584
Tractebel Energia SA	56,300	1,009,141
Ultrapar Participacoes SA	103,648	2,271,177
Usinas Siderurgicas de Minas Gerais SA	20,700	224,525
Usinas Siderurgicas de Minas Gerais SA, PFC Shares	107,800	709,238
Vale SA	189,400	4,451,100
Vale SA ADR, PFC Shares	50,400	1,143,576
Vale SA, PFC Shares	496,092	11,267,345
Weg SA	130,700	1,417,656

		$176,582,183

Bulgaria — 0.1%
Albena Invest Holding PLC	19,550	$68,974
Bulgartabak Holding	3,450	90,287
CB First Investment Bank AD(1)	54,000	69,170
Chimimport AD(1)	487,988	447,791
Corporate Commercial Bank AD(1)	19,900	1,011,938
Doverie Holding AD(1)	40,000	31,632
Industrial Holding Bulgaria PLC(1)	210,365	96,491
Olovno Tzinkov Komplex AD(1)	33,800	57,577
Petrol AD(1)	76,205	263,766
Sopharma AD	303,500	575,584
Vivacom	32,300	97,465

		$2,810,675

Chile — 3.2%
Administradora de Fondos de Pensiones Provida SA ADR	9,000	$711,000
AES Gener SA	1,922,700	1,179,749
Almendral SA	7,092,000	1,016,046
Antarchile SA, Series A	28,200	503,283
Banco de Chile	34,880,895	5,518,406
Banco de Chile ADR	19,359	1,837,750
Banco de Credito e Inversiones	60,738	4,238,980
Banco Santander Chile SA ADR	43,022	3,703,764
Besalco SA	494,500	961,472
Cap SA	64,300	2,742,554
Cencosud SA	934,900	6,180,366
Cia Cervecerias Unidas SA ADR	27,400	2,156,106
Cia Electro Metalurgica SA	10,000	176,115
Cia General de Electricidad SA	116,110	605,977
Cia Sud Americana de Vapores SA	609,456	79,818
Colbun SA	5,518,200	1,578,887
Corpbanca SA	83,071,400	1,126,037
Corpbanca SA ADR	56,666	1,153,153
Embotelladora Andina SA, Series A ADR	25,100	699,537
Embotelladora Andina SA, Series B ADR	28,200	948,366
Empresa Nacional de Electricidad SA ADR	82,759	4,467,331
Empresas CMPC SA	1,009,000	4,324,286
Empresas Copec SA	438,000	7,288,048
Empresas La Polar SA	219,000	143,206
Enersis SA	1,248,200	505,820
Enersis SA ADR	161,871	3,268,176
ENTEL SA	96,700	1,955,177
Invercap SA	17,573	167,246
Inversiones Aguas Metropolitanas SA	211,100	356,442
Lan Airlines SA	21,000	614,613
Lan Airlines SA ADR	118,400	3,444,256
Madeco SA(1)	15,429,800	773,701
Masisa SA	5,792,050	687,554

	N(000.000.000	N(000.000.000
Security	Shares	Value
Parque Arauco SA	732,300	$1,483,784
Quinenco SA	324,000	1,020,540
Ripley Corp. SA	1,302,000	1,532,235
S.A.C.I. Falabella SA	906,300	8,764,362
Salfacorp SA	783,700	2,085,162
Sigdo Koppers SA	852,743	1,963,438
Sociedad Matriz SAAM SA(1)	680,681	87,767
Sociedad Quimica y Minera de Chile SA, Series A	20,950	1,185,566
Sociedad Quimica y Minera de Chile SA, Series B ADR	58,900	3,455,663
Sonda SA	736,300	2,192,625
Vina Concha y Toro SA ADR	25,800	1,185,768

		$90,070,132

China — 8.5%
Agile Property Holdings, Ltd.	486,000	$560,741
Agricultural Bank of China, Ltd., Class H	4,310,000	1,842,819
Air China, Ltd., Class H	1,342,000	927,811
Alibaba.com, Ltd.(1)	523,500	888,786
Aluminum Corp. of China, Ltd., Class H	1,358,000	645,620
Angang Steel Co., Ltd., Class H	428,000	274,764
Anhui Conch Cement Co., Ltd., Class H	435,000	1,377,777
Anta Sports Products, Ltd.	711,000	739,644
AsiaInfo-Linkage, Inc.(1)	37,500	472,500
Baidu, Inc. ADR(1)	86,600	12,623,682
Bank of China, Ltd., Class H	14,203,000	5,715,241
Bank of Communications, Ltd., Class H	1,554,300	1,180,608
BBMG Corp., Class H	425,000	358,429
Beijing Capital International Airport Co., Ltd., Class H	596,000	342,033
Beijing Enterprises Holdings, Ltd.	185,500	1,125,993
Beijing North Star Co., Ltd., Class H	1,580,000	293,658
BOE Technology Group Co., Ltd., Class B(1)	1,686,360	243,249
BYD Co., Ltd., Class H(1)	417,500	1,171,636
Chaoda Modern Agriculture Holdings, Ltd.(1)(2)	2,619,660	296,863
China Agri-Industries Holdings, Ltd.	1,292,000	851,808
China Bluechemical, Ltd., Class H	850,000	642,941
China CITIC Bank Corp., Ltd., Class H	2,186,000	1,311,941
China Coal Energy Co., Class H	1,233,000	1,384,579
China Communications Construction Co., Ltd., Class H	1,677,000	1,683,056
China Communications Services Corp., Ltd., Class H	718,000	346,998
China Construction Bank Corp., Class H	16,955,580	13,108,447
China COSCO Holdings Co., Ltd., Class H	1,621,650	1,028,286
China Dongxiang (Group) Co., Ltd.	2,038,000	341,915
China Eastern Airlines Corp., Ltd., Class H(1)	1,436,000	471,479
China Everbright International, Ltd.	675,000	316,765
China Everbright, Ltd.	456,000	689,944
China Foods, Ltd.	460,000	444,588
China High Speed Transmission Equipment Group Co., Ltd.	672,000	359,916
China International Marine Containers Co., Ltd., Class B	413,812	570,316
China Life Insurance Co., Ltd., Class H	1,900,000	4,934,954
China Longyuan Power Group Corp., Class H(1)	1,303,000	1,085,619
China Mengniu Dairy Co., Ltd.	743,000	2,173,821
China Merchants Bank Co., Ltd., Class H	949,500	1,940,773
China Merchants Holdings (International) Co., Ltd.	824,000	2,754,422
China Merchants Property Development Co., Ltd., Class B	588,654	992,748
China Minsheng Banking Corp, Ltd., Class H	1,041,500	943,050
China Mobile, Ltd.	2,510,400	27,643,454
China National Building Material Co., Ltd., Class H	660,000	833,052
China National Materials Co., Ltd., Class H	596,000	240,357
China Oilfield Services, Ltd., Class H	564,000	808,267
China Overseas Land & Investment, Ltd.	978,360	1,852,745
China Pacific Insurance (Group) Co., Ltd., Class H	286,800	895,970

	N(000.000.000	N(000.000.000
Security	Shares	Value
China Petroleum & Chemical Corp., Class H	4,906,000	$5,335,240
China Railway Construction Corp., Class H	718,000	447,560
China Railway Group, Ltd., Class H	2,265,000	725,504
China Resources Enterprise, Ltd.	532,000	1,854,097
China Resources Land, Ltd.	536,000	921,116
China Resources Power Holdings Co., Ltd.	949,000	1,755,665
China Shenhua Energy Co., Ltd., Class H	1,060,500	4,478,857
China Shipping Container Lines Co., Ltd., Class H(1)	2,352,000	813,273
China Shipping Development Co., Ltd., Class H	736,000	511,227
China Southern Airlines Co., Ltd., Class H(1)	2,064,500	983,447
China Taiping Insurance Holdings Co., Ltd.(1)	277,000	538,726
China Telecom Corp., Ltd., Class H	6,998,000	3,852,621
China Travel International Investment Hong Kong, Ltd.	1,660,000	337,686
China Unicom (Hong Kong), Ltd.	2,326,290	3,896,758
China Vanke Co., Ltd., Class B	1,185,417	1,412,417
China Yurun Food Group, Ltd.	556,000	793,521
China Zhongwang Holdings, Ltd.	541,200	193,018
Chongqing Changan Automobile Co., Ltd., Class B	1,301,443	537,495
Citic Pacific, Ltd.	628,000	1,058,850
CNOOC, Ltd.	4,598,500	9,412,996
Cosco Pacific, Ltd.	802,000	1,209,750
Ctrip.com International, Ltd. ADR(1)	61,900	1,339,516
Datang International Power Generation Co., Ltd., Class H	1,504,000	531,097
Dazhong Transportation Group Co., Ltd., Class B	633,875	305,161
Dongfeng Motor Group Co., Ltd., Class H	1,298,000	2,349,559
Focus Media Holding, Ltd. ADR	55,700	1,399,184
FU JI Food & Catering Services(1)(2)	133,000	0
Golden Eagle Retail Group, Ltd.	516,000	1,315,149
Great Wall Motor Co., Ltd., Class H(1)	836,750	1,632,141
Guangdong Investment, Ltd.	954,000	662,179
Guangzhou Automobile Group Co., Ltd., Class H	1,506,857	1,497,180
Guangzhou R&F Properties Co., Ltd., Class H	793,200	967,994
Hangzhou Steam Turbine Co., Ltd., Class B	355,299	461,436
Hidili Industry International Development, Ltd.	304,000	107,679
Huaneng Power International, Inc., Class H	1,972,000	1,080,343
Industrial & Commercial Bank of China, Ltd., Class H	14,263,000	9,200,807
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	392,000	429,725
Inner Mongolia Yitai Coal Co., Ltd., Class B	212,000	1,134,427
Jiangsu Expressway Co., Ltd., Class H	796,000	768,388
Jiangxi Copper Co., Ltd., Class H	432,000	993,627
Kingboard Chemical Holdings, Ltd.	224,000	777,626
Kunlun Energy Co., Ltd.	574,000	1,036,098
Lee & Man Paper Manufacturing, Ltd.	876,000	406,888
Lenovo Group, Ltd.	1,700,000	1,529,246
Li Ning Co., Ltd.	428,000	455,712
Lianhua Supermarket Holdings Ltd., Class H	234,000	265,528
Lonking Holdings, Ltd.	1,070,000	376,333
Maanshan Iron & Steel Co., Ltd., Class H	1,389,000	401,197
Metallurgical Corp. of China, Ltd., Class H	795,000	178,327
Mindray Medical International, Ltd. ADR	51,000	1,681,470
NetEase.com, Inc. ADR(1)	46,000	2,672,600
New Oriental Education & Technology Group, Inc. ADR(1)	59,600	1,636,616
Nine Dragons Paper Holdings, Ltd.	545,000	446,200
Parkson Retail Group, Ltd.	1,024,000	1,167,445
PetroChina Co., Ltd., Class H	5,962,300	8,365,175
PICC Property & Casualty Co., Ltd., Class H	600,000	715,298
Ping An Insurance (Group) Co. of China, Ltd., Class H	385,500	2,921,080
Qingling Motors Co., Ltd., Class H	1,448,966	429,951
Renhe Commercial Holdings Co., Ltd.	2,626,000	182,788
Semiconductor Manufacturing International Corp.(1)	5,725,000	279,671
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	776,000	882,442

	N(000.000.000	N(000.000.000
Security	Shares	Value
Shanghai Diesel Engine Co., Ltd., Class B	534,000	$482,418
Shanghai Electric Group Co., Ltd., Class H	934,000	476,684
Shanghai Haixin Group Co., Ltd., Class B(1)	545,000	233,483
Shanghai Industrial Holdings, Ltd.	175,000	537,555
Shanghai Jin Jiang International Hotels Development Co., Ltd., Class B	574,800	763,226
Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H	1,000,000	137,674
Shanghai Zhenhua Heavy Industry Co., Ltd., Class B(1)	863,200	378,558
Shenzhen Chiwan Wharf Holdings, Ltd., Class B	153,115	180,291
Shimao Property Holdings, Ltd.	532,000	566,728
SINA Corp.(1)	25,700	1,670,500
Sino-Ocean Land Holdings, Ltd.	1,370,500	642,056
Sinofert Holdings, Ltd.	650,000	156,976
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,628,000	590,058
Sinopec Yizheng Chemical Fibre Co., Ltd., Class H	3,201,000	796,863
Sinopharm Group Co., Ltd., Class H	472,400	1,318,532
Sohu.com, Inc.(1)	10,500	579,285
Sound Global, Ltd.	378,000	179,642
Suntech Power Holdings Co., Ltd. ADR(1)	92,500	283,050
Tencent Holdings, Ltd.	291,400	8,141,784
Tingyi (Cayman Islands) Holding Corp.	1,184,000	3,397,094
Travelsky Technology, Ltd., Class H	1,218,000	639,968
Tsingtao Brewery Co., Ltd., Class H	1,124,000	6,056,816
Want Want China Holdings, Ltd.	3,531,000	3,941,853
Weichai Power Co., Ltd., Class H	189,000	881,305
Wumart Stores, Inc., Class H	244,000	533,678
Yangzijiang Shipbuilding Holdings, Ltd.	697,000	738,053
Yantai Changyu Pioneer Wine Co., Ltd., Class B	103,948	1,175,218
Yanzhou Coal Mining Co., Ltd., Class H	548,000	1,191,790
Zhejiang Expressway Co., Ltd., Class H	870,000	644,758
Zhuzhou CSR Times Electric Co., Ltd., Class H	185,000	472,801
Zijin Mining Group Co., Ltd., Class H	1,620,000	642,064
ZTE Corp., Class H	590,616	1,588,344

		$235,806,277

Colombia — 1.7%
Almacenes Exito SA	483,055	$7,017,801
Banco de Bogota	14,000	390,173
Bancolombia SA ADR, PFC Shares	104,500	6,756,970
Bolsa de Valores de Colombia	11,328,600	218,089
Cementos Argos SA	284,000	1,764,173
Cia Colombiana de Inversiones SA	566,260	1,380,078
Cia de Cemento Argos SA	341,000	3,251,799
Corporacion Financiera Colombiana SA	36,126	687,383
Ecopetrol SA	2,214,400	6,729,079
Empresa de Energia de Bogota SA	768,372	440,753
Empresa de Telecommunicaciones de Bogota SA	2,267,738	569,822
Fabricato SA(1)	34,115,900	1,708,754
Grupo Aval Acciones y Valores SA	1,723,100	1,219,834
Grupo de Inversiones Suramericana	220,000	3,836,365
Grupo Nutresa SA	236,463	2,866,298
Grupo Odinsa SA	47,100	263,321
Interconexion Electrica SA	661,500	4,183,194
ISAGEN SA ESP	1,417,300	1,812,374
Promigas SA	26,950	422,296
Tableros y Maderas de Caldas	94,854,700	546,759

		$46,065,315

Croatia — 0.5%
Adris Grupa DD, PFC Shares	41,150	$1,542,845
Atlantic Grupa DD(1)	3,250	288,504
Atlantska Plovidba DD(1)	15,437	1,016,524

	N(000.000.000	N(000.000.000
Security	Shares	Value
Croatia Osiguranje DD	160	$170,661
Dalekovod DD(1)	20,940	575,957
Ericsson Nikola Tesla	5,610	1,169,811
Hrvatski Telekom DD	152,650	5,807,710
Institut IGH DD(1)	2,210	292,662
Koncar-Elektroindustrija DD	2,370	221,715
Kras DD	1,645	123,150
Petrokemija DD(1)	17,450	852,537
Podravka Prehrambena Industrija DD(1)	21,750	966,981
Privredna Banka Zagreb DD	3,310	315,048

		$13,344,105

Czech Republic — 1.6%
CEZ AS	383,670	$16,511,477
Komercni Banka AS	44,600	8,945,064
Komercni Banka AS GDR	27,154	1,794,836
New World Resources PLC, Class A	666,100	4,803,609
Pegas Nonwovens SA	48,000	1,131,325
Philip Morris CR AS	3,760	2,346,509
Telefonica 02 Czech Republic AS	242,400	5,094,076
Unipetrol AS(1)	352,100	3,288,457

		$43,915,353

Egypt — 1.7%
Alexandria Mineral Oils Co.	100,200	$1,497,615
Arab Cotton Ginning	1,880,400	880,205
Citadel Capital Co.(1)	1,207,400	610,807
Commercial International Bank	1,351,590	5,638,839
Eastern Tobacco	55,400	975,075
Egypt Kuwaiti Holding Co.	1,101,751	1,262,841
Egyptian Financial & Industrial Co.(1)	137,064	231,798
Egyptian Financial Group-Hermes Holding SAE(1)	884,525	1,973,286
Egyptian International Pharmaceutical Industrial Co.	89,132	518,139
Egyptian Resorts Co.(1)	4,213,900	780,122
El Ezz Aldekhela Steel Alexa Co.	4,750	404,494
El Kahera Housing & Development Co. SAE	234,800	176,044
El Sewedy Cables Holding Co.	102,921	383,673
El Watany Bank of Egypt	43,866	125,456
Ezz Steel	1,247,000	1,435,277
Ghabbour Auto	280,700	978,067
International Hotel Holdings(1)(2)	11,863	0
Juhayna Food Industries(1)	1,685,000	1,246,430
Maridive & Oil Services SAE	689,196	912,745
Medinet Nasr for Housing(1)	59,062	157,757
Misr Cement (Qena)	18,251	263,541
MobiNil-Egyptian Co. for Mobil Services	84,178	2,532,929
National Societe General Bank	164,726	795,001
Nile Cotton Ginning Co.(1)(2)	125,000	108,444
Orascom Construction Industries (OCI)	197,901	8,503,693
Orascom Telecom Holding SAE(1)	7,318,810	4,821,735
Orascom Telecom Media And Technology Holding SAE(1)	7,318,810	1,732,765
Oriental Weavers Co.	70,181	250,618
Pioneers Holding(1)	1,151,800	728,396
Sidi Kerir Petrochemicals Co.	679,500	1,595,425
Six of October Development & Investment Co.	54,253	147,982
South Valley Cement	485,000	260,950
Suez Cement Co.	138,000	505,015
Talaat Moustafa Group(1)	2,751,160	1,875,156
Telecom Egypt	1,086,300	2,529,671

		$46,839,991

	N(000.000.000	N(000.000.000
Security	Shares	Value
Estonia — 0.3%
AS Baltika(1)	226,000	$120,289
AS Merko Ehitus	75,000	599,470
AS Nordecon International(1)	223,282	343,817
AS Olympic Entertainment Group	803,899	1,381,208
AS Tallink Group(1)	5,354,470	4,422,422
AS Tallinna Kaubamaja	202,800	1,568,615
AS Tallinna Vesi	35,235	348,349

		$8,784,170

Ghana — 0.2%
Aluworks Ghana, Ltd.(1)	1,810,900	$50,940
CAL Bank, Ltd.(1)	3,266,254	441,013
Ghana Commercial Bank, Ltd.	1,384,370	1,440,835
HFC Bank Ghana, Ltd.	3,899,473	987,208
Produce Buying Co., Ltd.	650,000	84,107
SG-SSB, Ltd.	740,000	185,260
Standard Chartered Bank of Ghana, Ltd.	34,600	1,016,296
Unilever Ghana, Ltd.	249,000	1,141,688

		$5,347,347

Hungary — 1.7%
EGIS Pharmaceuticals PLC	15,078	$1,001,547
FHB Mortgage Bank Rt.(1)	61,300	156,726
Magyar Telekom Rt.	2,944,634	7,710,733
Magyar Telekom Rt. ADR	37,300	484,527
MOL Hungarian Oil & Gas Rt.(1)	153,145	12,776,647
OTP Bank Rt.	907,900	15,776,236
Richter Gedeon Rt.	61,022	10,465,724

		$48,372,140

India — 5.8%
ABB, Ltd.	23,000	$378,523
ACC, Ltd.	28,800	767,607
Adani Enterprises, Ltd.	139,500	831,233
Adani Ports and Special Economic Zone, Ltd.	475,400	1,201,328
Adani Power, Ltd.(1)	403,400	541,167
Aditya Birla Nuvo, Ltd.	14,406	268,655
Allahabad Bank, Ltd.	139,000	508,819
Andhra Bank	192,000	448,709
Apollo Hospitals Enterprise, Ltd.	61,400	768,401
Ashok Leyland, Ltd.	614,926	366,199
Asian Paints, Ltd.	12,200	766,206
Axis Bank, Ltd.	113,500	2,550,050
Bajaj Auto, Ltd.	33,200	1,099,255
Bajaj Auto, Ltd. GDR(3)	14,404	474,658
Bajaj Finserv, Ltd. GDR	7,202	85,745
Bajaj Holdings & Investment, Ltd.	11,100	177,434
Balrampur Chini Mills, Ltd.	332,600	371,135
Bank of India	129,900	918,507
Bharat Electronics, Ltd.	5,000	149,775
Bharat Forge, Ltd.	42,200	266,141
Bharat Heavy Electricals, Ltd.	254,600	1,286,971
Bharat Petroleum Corp., Ltd.	36,000	495,507
Bharti Airtel, Ltd.	1,176,200	7,787,499
Biocon, Ltd.	78,400	367,488
Cairn India, Ltd.(1)	184,700	1,207,859
Canara Bank, Ltd.	95,100	887,817
Century Textiles & Industries, Ltd.	50,000	360,372
Cipla, Ltd.	207,400	1,241,182
Coal India, Ltd.	250,000	1,674,278

	N(000.000.000	N(000.000.000
Security	Shares	Value
Colgate-Palmolive (India), Ltd.	23,100	$510,118
Container Corp. of India, Ltd.	20,800	389,086
Corporation Bank	17,000	142,341
Crompton Greaves, Ltd.	67,900	183,431
Cummins India, Ltd.	68,800	669,794
Dabur India, Ltd.	278,000	582,158
Divi’s Laboratories, Ltd.	14,000	210,183
Dr. Reddy’s Laboratories, Ltd.	24,300	837,379
Dr. Reddy’s Laboratories, Ltd. ADR	26,800	926,208
Educomp Solutions, Ltd.	38,500	146,067
Essar Oil, Ltd.(1)	178,500	187,162
GAIL (India), Ltd.	174,650	1,286,929
GAIL (India), Ltd. GDR(3)	25,050	1,119,735
GlaxoSmithKline Pharmaceuticals, Ltd.	8,000	368,661
Glenmark Pharmaceuticals, Ltd.	114,000	692,230
GMR Infrastructure, Ltd.(1)	1,192,200	725,115
Grasim Industries, Ltd. GDR(3)	13,300	686,050
Great Eastern Shipping Co., Ltd. (The)	56,700	273,332
GTL, Ltd.(1)	34,000	27,802
Gujarat Ambuja Cements, Ltd.	238,600	801,703
HCL Technologies, Ltd.	79,700	753,823
HDFC Bank, Ltd.	431,200	4,370,715
HDFC Bank, Ltd. ADR	38,500	1,312,850
Hero MotoCorp, Ltd.	51,542	2,080,448
Hindalco Industries, Ltd.	357,210	907,007
Hindustan Construction, Ltd.	431,600	217,317
Hindustan Petroleum Corp., Ltd.	42,500	253,387
Hindustan Unilever, Ltd.	588,309	4,701,899
Hindustan Zinc, Ltd.	199,000	520,010
Housing Development & Infrastructure, Ltd.(1)	488,601	819,114
Housing Development Finance Corp., Ltd.	514,800	6,812,721
ICICI Bank, Ltd.	178,800	3,089,988
ICICI Bank, Ltd. ADR	50,200	1,750,474
IDBI Bank, Ltd.	346,300	714,157
Idea Cellular, Ltd.(1)	1,065,701	2,066,546
Indiabulls Infrastructure and Power, Ltd.(1)	896,800	42,829
Indiabulls Real Estate, Ltd.	304,000	380,980
Indian Hotels Co., Ltd.	173,820	216,686
Indian Oil Corp., Ltd.	221,900	1,145,397
Infosys, Ltd.	252,251	14,134,093
Infrastructure Development Finance Co., Ltd.	610,000	1,615,116
ITC, Ltd.	1,223,800	5,430,752
Jain Irrigation Systems, Ltd.	172,975	332,419
Jaiprakash Associates, Ltd.	631,150	1,006,243
Jammu & Kashmir Bank, Ltd.	12,000	217,187
Jindal Steel & Power, Ltd.	155,600	1,661,866
JSW Energy, Ltd.	590,877	708,036
JSW Steel, Ltd.	50,400	710,534
Kotak Mahindra Bank, Ltd.	154,400	1,668,079
Lanco Infratech, Ltd.(1)	599,000	215,667
Larsen & Toubro, Ltd.	38,200	976,615
Larsen & Toubro, Ltd. GDR(3)	48,000	1,216,612
LIC Housing Finance, Ltd.	223,700	1,152,463
Lupin, Ltd.	71,500	742,350
Mahindra & Mahindra, Ltd.	167,400	2,297,455
Maruti Suzuki India, Ltd.	50,500	1,338,126
Motor Industries Co., Ltd.	3,900	620,686
Mphasis, Ltd.	53,500	425,904
National Aluminium Co., Ltd.	96,000	102,765
Nestle India, Ltd.	12,100	1,102,195
Neyveli Lignite Corp., Ltd.	78,000	131,457

	N(000.000.000	N(000.000.000
Security	Shares	Value
NHPC, Ltd.	2,174,100	$844,240
Nicholas Piramal India, Ltd.	41,782	386,683
NTPC, Ltd.	1,082,600	3,461,418
Oil & Natural Gas Corp., Ltd.	792,400	4,174,884
Oracle Financial Service Software, Ltd.(1)	4,000	205,473
Patni Computer Systems, Ltd.(1)	37,000	358,431
Petronet LNG, Ltd.	94,000	308,209
Power Grid Corporation of India, Ltd.	1,168,600	2,479,693
Punjab National Bank, Ltd.	13,000	236,504
Ranbaxy Laboratories, Ltd.	26,000	236,255
Ranbaxy Laboratories, Ltd. GDR(3)	70,500	647,800
Reliance Capital, Ltd.	127,100	972,635
Reliance Communications, Ltd.	375,800	618,884
Reliance Industries, Ltd.	549,612	8,074,466
Reliance Industries, Ltd. GDR(4)	42,816	1,248,527
Reliance Infrastructure, Ltd.	126,200	1,450,421
Reliance Infrastructure, Ltd. GDR	5,900	203,160
Reliance Power, Ltd.(1)	652,300	1,495,898
Satyam Computer Services, Ltd.(1)	401,500	633,699
Sesa Goa, Ltd.	143,000	546,245
Siemens India, Ltd.	37,200	552,720
State Bank of India	17,700	727,225
State Bank of India GDR	25,100	2,065,160
Steel Authority of India, Ltd.	241,000	447,145
Sterlite Industries (India), Ltd.	404,700	875,003
Sun Pharmaceuticals Industries, Ltd.	222,000	2,475,533
Tata Chemicals, Ltd.	58,600	397,299
Tata Communications, Ltd.	47,000	205,900
Tata Consultancy Services, Ltd.	202,980	4,643,799
Tata Motors, Ltd.	238,500	1,288,531
Tata Motors, Ltd. ADR	19,800	534,006
Tata Power Co., Ltd.	1,014,700	1,994,166
Tata Steel, Ltd.	112,700	1,037,632
Tata Tea, Ltd.	156,000	342,404
Titan Industries, Ltd.	248,000	1,107,458
Torrent Power, Ltd.	65,000	256,595
UltraTech Cement, Ltd.	26,700	781,927
United Phosphorus, Ltd.	112,000	285,008
United Spirits, Ltd.	47,500	566,514
Voltas, Ltd.	224,100	495,528
Wipro, Ltd.	192,966	1,662,048
Wipro, Ltd. ADR	21,833	240,163
Zee Entertainment Enterprises, Ltd.	413,300	1,021,517

		$161,563,778

Indonesia — 3.2%
Adaro Energy PT	8,484,500	$1,792,567
AKR Corporindo Tbk PT	950,000	447,194
Aneka Tambang Tbk PT	8,587,500	1,690,654
Astra Argo Lestari Tbk PT	326,500	836,843
Astra International Tbk PT	1,181,500	9,559,782
Bakrie Sumatera Plantations Tbk PT	10,258,500	330,497
Bakrieland Development Tbk PT(1)	28,008,000	376,922
Bank Central Asia Tbk PT	9,364,000	8,194,811
Bank Danamon Indonesia Tbk PT	2,391,681	1,205,007
Bank Mandiri Tbk PT	5,382,500	4,039,295
Bank Negara Indonesia Persero Tbk PT	4,837,000	2,119,546
Bank Pan Indonesia Tbk PT(1)	3,525,272	320,904
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	3,752,000	455,964
Bank Rakyat Indonesia PT	6,872,500	5,237,614
Barito Pacific Tbk PT(1)	5,662,500	489,966

	N(000.000.000	N(000.000.000
Security	Shares	Value
Bumi Resources Tbk PT	13,477,000	$3,458,032
Delta Dunia Makmur Tbk PT(1)	2,681,500	178,675
Gudang Garam Tbk PT	306,000	1,843,044
Indah Kiat Pulp & Paper Corp. Tbk PT(1)	3,326,500	421,748
Indo Tambangraya Megah Tbk PT	90,000	428,631
Indocement Tunggal Prakarsa Tbk PT	1,149,500	2,320,898
Indofood CBP Sukses Makmur Tbk PT	1,273,000	760,135
Indofood Sukses Makmur Tbk PT	2,985,500	1,586,302
Indosat Tbk PT	2,085,500	1,154,608
Jasa Marga Tbk PT	3,247,500	1,832,095
Kalbe Farma Tbk PT	3,963,000	1,541,591
Lippo Karawaci Tbk PT	11,794,000	1,032,094
Matahari Putra Prima Tbk PT(1)	1,600,000	153,883
Medco Energi Internasional Tbk PT	1,397,000	328,569
Perusahaan Gas Negara PT	11,929,000	4,970,503
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,779,500	875,291
Ramayana Lestari Sentosa Tbk PT	4,100,000	352,091
Semen Gresik (Persero) Tbk PT	2,655,000	3,564,530
Tambang Batubara Bukit Asam Tbk PT	948,000	2,127,175
Telekomunikasi Indonesia Tbk PT	11,745,160	9,003,726
Trada Maritime Tbk PT	4,447,500	457,044
Unilever Indonesia Tbk PT	801,700	1,753,735
United Tractors Tbk PT	2,543,500	9,196,344
Vale Indonesia Tbk PT	2,462,000	910,379
XL Axiata Tbk PT	2,104,500	1,161,919

		$88,510,608

Jordan — 0.8%
Arab Bank PLC	711,675	$8,189,810
Arab Potash Co. PLC	54,500	3,317,474
Bank of Jordan	262,189	776,520
Capital Bank of Jordan(1)	500,415	859,920
Jordan Ahli Bank	324,100	595,269
Jordan Petroleum Refinery	142,800	1,092,166
Jordan Phosphate Mines	72,900	1,324,383
Jordan Steel	269,400	854,471
Jordan Telecom Corp.	182,300	1,456,873
Jordanian Electric Power Co.	280,901	1,394,621
Royal Jordanian Airlines(1)	209,700	171,712
Taameer Jordan Holdings PSC(1)	1,153,700	406,536
Union Land Development(1)	156,800	431,831
United Arab Investors(1)	1,294,200	145,351

		$21,016,937

Kazakhstan — 0.8%
Eurasian Natural Resources Corp.	529,000	$5,024,826
Halyk Savings Bank of Kazakhstan JSC GDR(1)(3)	653,500	4,244,538
Kazakhmys PLC	338,100	4,922,282
Kazkommertsbank JSC GDR(1)(3)	228,600	801,488
KazMunaiGas Exploration Production GDR(3)	291,326	5,902,071

		$20,895,205

Kenya — 0.9%
Athi River Mining, Ltd.	561,200	$1,070,573
Bamburi Cement Co., Ltd.	366,541	657,338
Barclays Bank of Kenya, Ltd.	6,659,520	989,460
Centum Investment Co., Ltd.(1)	977,680	158,195
Co-operative Bank of Kenya, Ltd. (The)	7,343,400	1,148,195
East African Breweries, Ltd.	2,909,740	7,049,607
Equity Bank, Ltd.	15,535,000	3,606,928
KenolKobil, Ltd.	2,380,000	342,437

	N(000.000.000	N(000.000.000
Security	Shares	Value
Kenya Airways, Ltd.	1,598,400	$271,174
Kenya Commercial Bank, Ltd.	11,104,160	2,992,311
Kenya Electricity Generating Co., Ltd.	1,449,600	129,542
Kenya Power & Lighting, Ltd.	8,246,893	1,410,930
Mumias Sugar Co., Ltd.	3,556,814	200,391
Nation Media Group, Ltd.	302,980	609,964
NIC Bank, Ltd.	704,939	217,445
Safaricom, Ltd.	79,736,300	3,066,559
Standard Chartered Bank Kenya, Ltd.	309,721	635,247

		$24,556,296

Kuwait — 1.5%
Abyaar Real Estate Development(1)	1,440,000	$227,404
Agility Public Warehousing Co. KSC	620,000	892,568
Ahli United Bank	209,475	611,520
Al Ahli Bank of Kuwait KSC	114,187	265,689
Al Safwa Group Holding Co. KSC(1)	7,920,000	570,462
Al-Mazaya Holding Co.(1)	520,000	150,696
Al-Qurain Petrochemicals Co.(1)	1,460,000	1,117,009
Boubyan Bank KSC(1)	607,500	1,182,313
Boubyan Petrochemicals Co.	1,875,000	4,127,571
Burgan Bank SAK	694,344	1,076,184
Combined Group Contracting Co.	108,350	624,397
Commercial Bank of Kuwait SAK(1)	240,000	684,896
Commercial Real Estate Co. KSCC(1)	2,369,266	780,285
Gulf Bank(1)	1,081,500	1,792,324
Gulf Cable & Electrical Industries	110,000	539,700
Hits Telecom Holding KSC(1)	1,320,000	509,577
Investment Dar Co. (The)(1)(2)	125,000	0
Kuwait Finance House KSC	1,171,088	3,293,301
Kuwait Foods Co. (Americana)	350,000	1,818,012
Kuwait International Bank	818,000	767,946
Kuwait Pipes Industries & Oil Services Co.(1)	800,000	364,090
Kuwait Portland Cement Co.	192,500	600,281
Kuwait Projects Co. Holdings KSC(1)	385,875	473,801
Kuwait Real Estate Co.(1)	1,720,000	354,220
Mabanee Co. SAKC(1)	517,000	1,938,085
Mena Holding Group(1)(2)	30,000	1,760
Mobile Telecommunications Co.	1,980,000	6,208,613
National Bank of Kuwait SAK	1,659,044	6,451,338
National Industries Group Holding(1)	2,537,500	2,083,910
National Investment Co.(1)	645,000	382,123
National Mobile Telecommunication Co. KSC	162,500	1,277,136
National Real Estate Co.(1)	569,800	294,007
Sultan Center Food Products Co.(1)	580,000	251,357

		$41,712,575

Latvia — 0.0%(5)
Grindeks(1)	12,000	$107,434
Latvian Shipping Co.(1)	96,000	54,901

		$162,335

Lebanon — 0.3%
Banque Audi sal-Audi Saradar Group(1)	246,610	$1,602,654
Byblos Bank	838,110	1,433,074
Solidere	275,848	3,959,130

		$6,994,858

Lithuania — 0.1%
Apranga PVA	363,680	$848,695
Bankas Snoras(1)(2)	1,114,759	0

	N(000.000.000	N(000.000.000
Security	Shares	Value
Invalda PVA(1)	70,800	$214,791
Klaipedos Nafta PVA(1)	1,576,663	797,472
Lesto AB	100,536	78,079
Lietuvos Dujos	200,000	157,891
Lietuvos Energijas Gamyba AB(1)	19,013	10,777
LITGRID Turtas AB(1)	18,780	13,075
Panevezio Statybos Trestas	323,592	535,341
Pieno Zvaigzdes	94,000	212,965
Rokiskio Suris	177,000	319,721
Siauliu Bankas(1)	827,358	299,442

		$3,488,249

Malaysia — 3.0%
Aeon Co. (M) Bhd	184,200	$573,179
Affin Holdings Bhd	236,000	233,409
Airasia Bhd	851,000	958,872
Alliance Financial Group Bhd	330,800	420,819
AMMB Holdings Bhd	615,900	1,271,065
Axiata Group Bhd	1,505,175	2,557,502
Batu Kawan Bhd	100,300	612,260
Berjaya Corp. Bhd	2,498,100	774,436
Berjaya Sports Toto Bhd	445,097	635,472
Boustead Holdings Bhd	412,500	731,458
British American Tobacco Malaysia Bhd	73,000	1,350,304
Bursa Malaysia Bhd	224,600	541,504
CIMB Group Holdings Bhd	1,417,266	3,559,048
Dialog Group Bhd	1,556,164	1,103,185
Digi.com Bhd	1,334,000	1,768,502
Gamuda Bhd	1,965,800	2,338,550
Genting Bhd	1,174,900	4,159,454
Genting Plantations Bhd	261,000	811,463
Hong Leong Bank Bhd	252,400	1,038,960
Hong Leong Financial Group Bhd	61,500	246,765
IGB Corp. Bhd	315,120	284,896
IJM Corp. Bhd	1,007,020	1,855,421
IOI Corp. Bhd	1,671,268	2,915,787
Kencana Petroleum Bhd(1)	1,456,000	1,498,650
Kinsteel Bhd	1,475,000	233,826
KLCC Property Holdings Bhd	250,000	277,408
KNM Group Bhd(1)	973,075	265,540
Kuala Lumpur Kepong Bhd	227,650	1,831,078
Kulim (Malaysia) Bhd	792,800	1,083,054
Lafarge Malayan Cement Bhd	468,660	1,102,588
Landmarks Bhd(1)	576,800	190,075
Lion Industries Corp. Bhd	436,600	195,551
Malayan Banking Bhd	1,152,486	3,338,481
Malaysia Airports Holdings Bhd	200,000	382,311
Malaysian Airline System Bhd(1)	683,133	298,540
Malaysian Bulk Carriers Bhd	205,000	114,529
Malaysian Resources Corp. Bhd	1,188,000	737,931
Maxis Bhd	1,245,600	2,477,854
Media Prima Bhd	567,300	494,503
MISC Bhd	638,440	1,122,098
MMC Corp. Bhd	662,000	609,145
Muhibbah Engineering (M) Bhd	639,400	261,321
Multi-Purpose Holdings Bhd	430,540	388,622
Parkson Holdings Bhd	570,622	1,000,127
Petronas Chemicals Group Bhd	2,573,300	5,664,190
Petronas Dagangan Bhd	374,700	2,318,768
Petronas Gas Bhd	135,300	744,278
Pharmaniaga Bhd(2)	6,521	12,559

	N(000.000.000	N(000.000.000
Security	Shares	Value
PPB Group Bhd	300,400	$1,655,024
Proton Holdings Bhd	222,800	399,801
Public Bank Bhd	702,398	3,148,887
Resorts World Bhd	1,613,100	2,066,247
RHB Capital Bhd	260,500	655,534
SapuraCrest Petroleum Bhd	650,000	1,038,777
Shell Refining Co. Bhd	201,100	670,114
Sime Darby Bhd	2,280,809	7,258,845
Sino Hua-An International Bhd	2,699,600	197,927
Sunway Bhd(1)	378,040	324,962
Sunway Real Estate Investment Trust	1,028,200	420,158
Supermax Corp. Bhd	500,000	306,997
Ta Ann Holdings Bhd	197,683	403,035
Tan Chong Motor Holdings Bhd	219,000	320,294
Telekom Malaysia Bhd	845,000	1,470,768
Tenaga Nasional Bhd	1,057,531	2,218,171
Top Glove Corp. Bhd	210,000	309,480
UMW Holdings Bhd	239,000	571,304
Unisem (M) Bhd	799,500	384,414
Wah Seong Corp. Bhd	682,750	461,594
WCT Bhd	699,500	558,400
YTL Corp. Bhd	1,949,455	1,139,521
YTL Power International Bhd	1,521,299	920,906

		$84,286,498

Mauritius — 0.6%
Ireland Blyth, Ltd.	64,209	$169,309
LUX Island Resorts, Ltd.(1)	219,280	171,410
Mauritius Commercial Bank	1,535,695	8,721,978
New Mauritius Hotels, Ltd.	1,267,600	3,170,065
Rogers & Co., Ltd.	48,555	516,436
State Bank of Mauritius, Ltd.	1,389,749	3,943,898
Sun Resorts, Ltd.	656,202	911,941
United Basalt Products, Ltd.	102,150	391,549

		$17,996,586

Mexico — 6.6%
Alfa SAB de CV, Series A	571,272	$8,224,499
America Movil SAB de CV, Series L	35,060,022	43,627,034
Bolsa Mexicana de Valores SAB de CV	520,000	1,051,885
Cemex SAB de CV, Series CPO(1)	11,332,170	8,768,973
Coca-Cola Femsa SA de CV, Series L	102,000	1,083,558
Compartamos SAB de CV	3,135,800	3,556,446
Consorcio ARA SA de CV	562,100	188,922
Controladora Comercial Mexicana SA de CV(1)	352,600	689,281
Corporacion GEO SAB de CV, Series B(1)	316,700	494,341
Desarrolladora Homex SAB de CV(1)	149,900	467,844
Embotelladoras Arca SAB de CV	215,100	1,028,105
Empresas ICA SAB de CV(1)	1,151,300	2,193,929
Fomento Economico Mexicano SA de CV, Series UBD	1,540,500	12,667,120
Genomma Lab Internacional SA de CV(1)	620,500	1,134,901
Grupo Aeroportuario del Pacifico SAB de CV, Class B	217,800	805,059
Grupo Aeroportuario del Sureste SAB de CV, Class B	179,726	1,232,422
Grupo Bimbo SA de CV, Series A	1,682,508	3,926,878
Grupo Carso SA de CV, Series A1	927,400	2,906,778
Grupo Comercial Chedraui SA de CV	132,800	346,589
Grupo Elektra SA de CV	49,226	4,601,783
Grupo Financiero Banorte SAB de CV, Class O	3,523,000	15,660,164
Grupo Financiero Inbursa SAB de CV, Class O	4,212,816	8,742,537
Grupo Iusacell SA de CV(1)(2)	142,465	0
Grupo Mexico SAB de CV, Series B	3,983,274	12,578,301
Grupo Modelo SA de CV, Series C	447,600	3,138,217

	N(000.000.000	N(000.000.000
Security	Shares	Value
Grupo Televisa SA, Series CPO	1,715,518	$7,258,281
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,268,730	2,484,148
Industrias CH SAB de CV, Series B(1)	158,452	759,204
Industrias Penoles SA de CV	127,829	6,203,210
Inmuebles Carso SAB de CV(1)	927,400	791,934
Kimberly-Clark de Mexico SAB de CV, Class A	1,185,510	2,650,158
Mexichem SAB de CV	1,191,673	4,592,027
Minera Frisco SAB de CV(1)	927,400	4,262,308
Organizacion Soriana SAB de CV, Class B(1)	166,700	482,231
Promotora y Operadora de Infraestructura SAB de CV(1)	207,900	914,716
TV Azteca SAB de CV, Series CPO	1,018,565	639,300
Urbi Desarrollos Urbanos SAB de CV(1)	427,700	512,820
Wal-Mart de Mexico SAB de CV, Series V	3,765,364	12,634,798

		$183,300,701

Morocco — 1.4%
Alliances Developpement Immobilier SA	11,984	$1,017,219
Attijariwafa Bank	174,500	7,507,012
Banque Centrale Populaire	97,200	2,310,545
Banque Marocaine du Commerce Exterieur (BMCE)	139,800	3,431,272
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	8,040	733,518
Centrale Laitiere	4,200	663,922
Ciments du Maroc	9,810	1,128,016
Compagnie Generale Immobiliere	5,300	535,948
Cosumar Compagnie Sucriere Marocaine et de Raffinage	1,637	332,102
Credit Immobilier et Hotelier	17,500	543,796
Delta Holding SA	60,000	299,324
Douja Promotion Groupe Addoha SA	280,100	2,441,057
Holcim Maroc SA	7,282	1,740,814
Label Vie(1)	3,700	679,552
Lafarge Ciments	9,200	1,764,696
Managem	12,400	2,395,211
Maroc Telecom	526,641	8,555,993
Samir(1)	20,347	1,366,297
Societe des Brasseries du Maroc	1,829	393,056
SONASID (Societe Nationale de Siderurgie)(1)	5,872	1,191,589
Wafa Assurance	2,200	981,482

		$40,012,421

Nigeria — 0.8%
Access Bank PLC	30,503,211	$1,146,716
Ashaka Cement PLC	2,905,875	199,193
Cadbury Nigeria PLC(1)	1,333,333	107,307
Dangote Cement PLC	2,476,238	1,790,850
Dangote Sugar Refinery PLC	7,275,654	174,442
Diamond Bank PLC	22,314,600	337,209
Ecobank Transnational, Inc.	5,970,792	427,875
First Bank of Nigeria PLC	36,715,410	2,334,874
First City Monument Bank PLC	12,831,301	341,617
Flour Mills of Nigeria PLC	726,008	253,992
Forte Oil PLC(1)	1,797,328	119,100
Guaranty Trust Bank PLC	32,357,400	2,776,716
Guiness Nigeria PLC	597,934	905,072
Lafarge Cement WAPCO Nigeria PLC	3,131,300	794,178
Nestle Nigeria PLC	258,000	682,725
Nigerian Breweries PLC	4,388,100	2,718,329
Oando PLC	5,369,423	761,665
PZ Cussons Nigeria PLC	3,463,540	505,761
Skye Bank PLC	16,739,600	414,188
UAC of Nigeria PLC	4,463,050	819,011
Unilever Nigeria PLC	3,750,000	712,261
Union Bank of Nigeria PLC(1)	2,936,181	50,288

	N(000.000.000	N(000.000.000
Security	Shares	Value
United Bank for Africa PLC	35,994,507	$603,239
Zenith Bank PLC	37,213,337	2,929,865

		$21,906,473

Oman — 0.7%
Bank Dhofar SAOG	872,212	$997,111
Bank Muscat SAOG	3,029,836	4,798,859
Bank Sohar	2,501,900	956,876
Dhofar International Development & Investment Holding Co.	256,825	314,401
Galfar Engineering & Contracting SAOG	930,340	925,601
National Bank of Oman, Ltd.	866,360	657,552
Oman Cables Industry SAOG	112,400	221,188
Oman Cement Co. SAOG	412,000	575,304
Oman Flour Mills Co., Ltd. SAOG	543,700	671,780
Oman International Bank SAOG	1,429,706	1,047,781
Oman Telecommunications Co.	1,262,260	4,232,823
Omani Qatari Telecommunications Co. SAOG	671,100	1,038,078
Ominvest	603,724	645,475
Raysut Cement Co. SAOG	356,710	861,643
Renaissance Holdings Co.(1)	1,085,940	1,610,082
Shell Oman Marketing Co.	66,100	391,549

		$19,946,103

Pakistan — 0.8%
Adamjee Insurance Co., Ltd.	235,620	$147,201
Arif Habib Co., Ltd.	694,760	249,217
Attock Petroleum, Ltd.	99,000	498,145
Bank Alfalah, Ltd.	1,396,394	248,884
D.G. Khan Cement Co., Ltd.(1)	850,320	342,347
Engro Corp., Ltd.	1,138,716	1,264,269
Fauji Fertilizer Bin Qasim, Ltd.	841,000	388,924
Fauji Fertilizer Co., Ltd.	1,336,114	1,840,928
Habib Bank, Ltd.	219,615	269,246
Hub Power Co., Ltd.	5,794,400	2,378,636
ICI Pakistan, Ltd.	167,800	238,237
Indus Motor Co., Ltd.	112,000	294,287
Jahangir Siddiqui & Co., Ltd.(1)	1,947,364	472,164
Kot Addu Power Co., Ltd.	799,500	385,277
Lucky Cement, Ltd.	883,300	1,111,064
Muslim Commercial Bank, Ltd.	1,626,848	3,142,887
National Bank of Pakistan	1,675,240	851,214
Nishat Mills, Ltd.	1,529,980	931,191
Oil & Gas Development Co., Ltd.	1,601,500	2,955,001
Pakistan Oil Fields, Ltd.	273,700	1,094,595
Pakistan Petroleum, Ltd.	995,962	2,008,432
Pakistan State Oil Co., Ltd.	323,900	887,439
Pakistan Telecommunication Co., Ltd.	3,237,500	440,994
United Bank, Ltd.	1,302,825	1,097,339

		$23,537,918

Peru — 1.6%
Alicorp SA	2,077,461	$5,453,165
Banco Continental SA	265,780	677,718
Cia de Minas Buenaventura SA	82,880	3,297,485
Cia de Minas Buenaventura SA ADR	138,176	5,569,875
Cia Minera Milpo SA	808,171	1,612,251
Credicorp, Ltd. ADR	65,435	8,625,642
Edegel SA	2,023,411	1,578,211
Ferreyros SA	623,451	722,401
Grana y Montero SA	965,092	3,166,609
Intergroup Financial Services Corp.	40,900	1,349,700
Luz del Sur SAA	83,400	237,683

	N(000.000.000	N(000.000.000
Security	Shares	Value
Minsur SA	1,384,773	$1,646,097
Sociedad Minera Cerro Verde SAA(1)	47,600	2,003,960
Sociedad Minera el Brocal SA	32,370	631,195
Southern Copper Corp.	147,455	4,675,800
Volcan Cia Minera SA, Class B	1,930,402	2,678,349

		$43,926,141

Philippines — 1.9%
Aboitiz Equity Ventures, Inc.	12,558,000	$14,680,116
Aboitiz Power Corp.	2,050,000	1,619,152
ABS-CBN Holdings Corp. PDR (1)	236,200	210,930
Alliance Global Group, Inc.	6,821,000	2,005,425
Ayala Corp.	211,838	2,007,654
Ayala Land, Inc.	5,663,008	2,741,816
Bank of the Philippine Islands	1,532,721	2,645,614
BDO Unibank, Inc.	873,000	1,347,838
Energy Development Corp.	6,776,250	948,297
Filinvest Land, Inc.	16,105,546	483,920
First Gen Corp.(1)	1,129,760	356,030
First Philippine Holdings Corp.	274,000	414,390
Globe Telecom, Inc.	17,000	449,179
International Container Terminal Services, Inc.	887,100	1,355,074
JG Summit Holding, Inc.	2,893,700	2,056,837
Jollibee Foods Corp.	467,000	1,273,656
Lopez Holdings Corp.	11,450,000	1,464,936
Manila Electric Co.	465,214	2,843,484
Manila Water Co.	481,700	260,842
Megaworld Corp.	10,700,000	488,697
Metropolitan Bank & Trust Co.	747,479	1,524,071
Philex Mining Corp.	2,985,000	1,472,241
Philippine Long Distance Telephone Co.	66,260	4,167,585
Robinsons Land Corp.	1,290,000	496,674
Semirara Mining Corp.	122,900	702,547
SM Investments Corp.	111,232	1,713,433
SM Prime Holdings, Inc.	4,912,040	1,933,128
Universal Robina Corp.	1,148,700	1,688,022
Vista Land & Lifescapes, Inc.	9,352,000	839,607

		$54,191,195

Poland — 2.9%
Agora SA	69,000	$281,565
AmRest Holdings SE(1)	16,908	385,692
Asseco Poland SA	233,270	3,744,682
Bank Handlowy w Warszawie SA	38,385	945,812
Bank Millennium SA	697,490	988,206
Bank Pekao SA	110,485	5,508,427
Bioton SA(1)	19,451,400	625,806
Boryszew SA(1)	3,500,000	843,820
BRE Bank SA(1)	24,950	2,288,805
Budimex SA	43,576	1,201,616
Cinema City International NV(1)	19,500	200,648
Cyfrowy Polsat SA(1)	588,680	2,648,389
Eurocash SA	199,803	2,250,972
Get Bank SA(1)	976,213	615,501
Getin Holding SA(1)	333,533	255,537
Globe Trade Centre SA(1)	76,488	164,832
Grupa Lotos SA(1)	176,940	1,548,127
Jastrzebska Spolka Weglowa SA(1)	34,900	1,061,136
Kernel Holding SA(1)	13,100	285,865
KGHM Polska Miedz SA	152,118	7,013,719
KOPEX SA(1)	104,700	760,286
LC Corp. SA(1)	608,300	287,707

	N(000.000.000	N(000.000.000
Security	Shares	Value
LPP SA	1,762	$1,489,285
Lubelski Wegiel Bogdanka SA	33,700	1,378,766
Mostostal-Warszawa SA	10,400	50,708
Netia SA(1)	639,700	1,317,213
NG2 SA	45,300	837,025
Orbis SA(1)	138,180	1,943,690
PBG SA	39,056	488,699
Polimex-Mostostal SA	1,627,072	715,818
Polish Oil & Gas	1,815,866	2,360,526
Polnord SA	19,500	95,105
Polska Grupa Energetyczna SA	924,700	5,734,452
Polski Koncern Naftowy Orlen SA(1)	335,195	4,028,485
Powszechna Kasa Oszczednosci Bank Polski SA	801,982	8,668,895
Powszechny Zaklad Ubezpieczen SA	57,200	5,981,284
Rovese SA(1)	170,700	234,755
Tauron Polska Energia SA	1,741,300	2,844,979
Telekomunikacja Polska SA	1,027,645	5,653,837
Telekomunikacja Polska SA GDR(3)	169,000	926,069
Telekomunikacja Polska SA GDR(4)	76,100	417,005
TVN SA	746,266	2,590,695

		$81,664,441

Qatar — 1.7%
Al Meera Consumer Goods Co.	9,700	$444,374
Barwa Bank(1)(2)	152,394	269,086
Barwa Real Estate Co.	126,643	981,034
Commercial Bank of Qatar	72,232	1,529,064
Doha Bank, Ltd.	63,819	1,071,350
Gulf International Services QSC	204,380	1,487,689
Industries Qatar	284,707	11,025,943
Masraf Al Rayan	507,800	3,848,395
Qatar Electricity & Water Co.	60,800	2,424,683
Qatar Fuel	16,500	1,117,803
Qatar Gas Transport Co., Ltd. (NAKILAT)	486,556	2,353,166
Qatar Insurance Co.	29,409	594,722
Qatar International Islamic Bank	32,210	449,351
Qatar Islamic Bank	81,415	1,725,954
Qatar National Bank	248,486	9,273,422
Qatar National Cement Co.	12,559	368,664
Qatar National Navigation	93,351	1,916,572
Qatar Telecom QSC	129,711	4,836,754
United Development Co.(1)	154,518	828,070
Vodafone Qatar(1)	770,600	1,586,144

		$48,132,240

Romania — 0.7%
Antibiotice SA(1)	1,559,438	$195,127
Banca Transilvania(1)	12,535,580	4,354,063
Biofarm Bucuresti	8,097,100	492,985
BRD-Group Societe Generale	2,316,900	7,510,044
OMV Petrom SA	39,759,206	5,015,799
Transelectrica SA	101,000	487,949
TRANSGAZ SA Medias	5,376	399,877

		$18,455,844

Russia — 6.2%
Aeroflot-Russian Airlines	749,030	$1,223,350
AvtoVAZ(1)	2,100,000	1,713,841
CTC Media, Inc.	290,500	3,378,515
Evraz PLC(1)	107,250	633,864
Federal Grid Co. Unified Energy System JSC	309,215,100	3,320,661
Federal Hydrogenerating Co. JSC	101,778,826	3,757,471

	N(000.000.000	N(000.000.000
Security	Shares	Value
Gazprom Neft	77,000	$412,037
IDGC Holding JSC(1)	15,000,000	1,680,000
Irkutskenergo OJSC ADR	13,500	409,701
JSC Scientific Production Corp. Irkut ADR	18,333	143,076
LUKOIL OAO ADR	179,400	10,826,610
LUKOIL OAO GDR	66,100	4,018,880
Magnitogorsk Iron & Steel Works GDR(1)(3)	58,800	348,109
Mail.ru Group, Ltd. GDR(1)	56,500	2,226,246
Mechel ADR	103,700	931,226
MMC Norilsk Nickel ADR	114,877	2,102,249
MMC Norilsk Nickel GDR	178,460	3,270,880
Mobile TeleSystems ADR	101,500	1,861,510
Mobile TeleSystems OJSC	1,435,719	11,285,463
Mosenergo	7,630,462	482,817
NovaTek OAO GDR(3)	61,800	8,398,670
Novolipetsk Steel GDR(3)	35,000	730,016
OAO Gazprom ADR	2,437,800	29,814,084
OAO Inter Rao Ues	1,049,270,138	1,105,717
OAO TMK	4,106	12,815
OAO TMK GDR(3)	42,000	563,326
PIK Group GDR(1)(3)	100,000	249,890
Polymetal International PLC(1)	48,800	720,374
Rosneft Oil Co. GDR(3)	796,600	5,661,805
Rostelecom ADR(1)	63,133	1,858,004
Sberbank of Russia(3)	6,931,380	22,465,005
Sberbank of Russia ADR(1)	201,050	2,585,814
Sberbank of Russia, PFC Shares	862,200	2,304,128
Severstal OAO GDR(3)	39,600	528,802
Sistema JSFC GDR(3)	128,500	2,531,797
Surgutneftegas OJSC ADR	176,000	1,728,320
Surgutneftegas OJSC ADR, PFC Shares	245,000	1,734,600
Surgutneftegas OJSC GDR	522,200	5,121,988
Tatneft ADR	167,432	6,844,840
TGK-2(1)	47,290,846	4,351
Transneft, PFC Shares	200	395,118
Uralkali	329,500	2,510,040
Uralkali GDR(3)	18,000	678,065
VimpelCom, Ltd. ADR	358,430	4,000,079
VTB Bank OJSC GDR(3)	1,712,874	7,727,842
X5 Retail Group NV GDR(1)(3)	225,700	5,178,650
Yandex NV, Class A(1)	95,000	2,552,650

		$172,033,296

Slovenia — 0.5%
Gorenje DD(1)	80,554	$643,231
KRKA DD	103,282	6,879,744
Luka Koper(1)	34,436	458,415
Mercator Poslovni Sistem	7,524	1,370,837
Nova Kreditna Banka Maribor	156,914	729,337
Petrol	4,172	966,939
Sava DD(1)	2,986	47,730
Telekom Slovenije DD	19,971	1,843,660
Zavarovalnica Triglav DD	57,322	1,072,702

		$14,012,595

South Africa — 6.2%
ABSA Group, Ltd.	140,173	$2,853,726
Adcock Ingram Holdings, Ltd.	72,016	551,164
AECI, Ltd.	48,300	593,788
African Bank Investments, Ltd.	415,015	2,158,998
African Oxygen, Ltd. (AFROX)	143,280	352,867
African Rainbow Minerals, Ltd.	44,100	1,045,847

	N(000.000.000	N(000.000.000
Security	Shares	Value
Anglo Platinum, Ltd.	24,200	$1,690,276
AngloGold Ashanti, Ltd.	141,034	5,204,696
AngloGold Ashanti, Ltd. ADR	25,699	948,807
Arcelormittal South Africa, Ltd.	69,201	505,463
Arrowhead Properties, Ltd., Class A(1)	42,300	36,118
Arrowhead Properties, Ltd., Class B(1)	42,300	30,053
Aspen Pharmacare Holdings, Ltd.(1)	195,268	3,016,307
Astral Foods, Ltd.	26,100	425,211
Aveng, Ltd.	516,996	2,634,010
AVI, Ltd.	228,000	1,380,312
Barloworld, Ltd.	336,700	4,387,652
Bidvest Group, Ltd.	357,503	8,394,514
Capital Property Fund	592,025	706,807
Clicks Group, Ltd.	218,200	1,273,752
DataTec, Ltd.	285,500	1,642,194
Discovery Holdings, Ltd.	221,254	1,454,138
FirstRand, Ltd.	1,633,485	5,055,049
Foschini, Ltd.	104,323	1,683,908
Gold Fields, Ltd.	310,680	4,292,217
Grindrod, Ltd.	416,000	819,415
Group Five, Ltd.	115,500	439,438
Growthpoint Properties, Ltd.	608,900	1,588,233
Harmony Gold Mining Co., Ltd.	172,600	1,888,416
Hyprop Investments, Ltd.	65,400	490,349
Illovo Sugar, Ltd.	51,000	168,366
Impala Platinum Holdings, Ltd.	219,168	4,328,395
Imperial Holdings, Ltd.	61,800	1,252,199
Investec, Ltd.	106,800	658,092
JSE, Ltd.	45,700	473,868
Kumba Iron Ore, Ltd.	35,800	2,460,777
Kumba Resources, Ltd.	84,500	2,187,718
Lewis Group, Ltd.	39,800	395,752
Liberty Holdings, Ltd.	52,100	615,422
Life Healthcare Group Holdings, Ltd.	433,721	1,415,066
Massmart Holdings, Ltd.	48,804	1,032,441
Medi-Clinic Corp., Ltd.	161,590	790,211
MMI Holdings, Ltd.	413,933	957,032
Mondi, Ltd.	29,155	274,081
Mpact, Ltd.(1)	36,200	83,733
Mr. Price Group, Ltd.	188,400	2,320,008
MTN Group, Ltd.	1,486,180	26,206,261
Murray & Roberts Holdings, Ltd.(1)	315,200	1,159,361
Nampak, Ltd.	246,700	746,854
Naspers, Ltd., Class N	167,576	9,428,065
Nedbank Group, Ltd.	101,000	2,162,480
Netcare, Ltd.	395,900	735,413
Northam Platinum, Ltd.	130,300	583,448
Pick’n Pay Holdings, Ltd.	125,270	308,598
Pick’n Pay Stores, Ltd.	152,660	866,270
Pretoria Portland Cement Co., Ltd.	183,714	787,257
Redefine Properties, Ltd.	1,341,296	1,395,663
Remgro, Ltd.	203,605	3,542,853
Reunert, Ltd.	257,600	2,354,310
RMB Holdings, Ltd.	380,500	1,553,319
RMI Holdings	449,000	1,007,037
Sanlam, Ltd.	773,090	3,350,189
Santam, Ltd.	27,610	579,240
Sappi, Ltd.(1)	270,600	1,002,635
Sasol, Ltd.	200,236	9,715,179
Shoprite Holdings, Ltd.	201,153	3,605,062
Spar Group, Ltd.	79,260	1,198,134

	N(000.000.000	N(000.000.000
Security	Shares	Value
Standard Bank Group, Ltd.	488,549	$7,100,768
Steinhoff International Holdings, Ltd.(1)	552,500	1,982,833
Sun International, Ltd.	33,860	368,596
Telkom South Africa, Ltd.	333,000	1,043,065
Tiger Brands, Ltd.	72,016	2,531,664
Tongaat-Hulett	25,322	343,234
Truworths International, Ltd.	192,241	2,026,656
Vodacom Group (Pty), Ltd.	224,500	3,168,012
Wilson Bayly Holmes-Ovcon, Ltd.	65,280	1,107,893
Woolworths Holdings, Ltd.	355,542	2,234,165

		$171,151,400

South Korea — 6.3%
AMOREPACIFIC Corp.	783	$828,390
AMOREPACIFIC Group, Inc.	2,641	614,712
BS Financial Group, Inc.	73,284	862,087
Celltrion, Inc.	28,100	917,268
Cheil Industries, Inc.	19,900	1,686,910
Cheil Worldwide, Inc.	21,650	346,537
CJ CheilJedang Corp.	2,100	622,399
CJ Corp.	9,583	721,580
CJ O Shopping Co., Ltd.	1,122	257,081
Daelim Industrial Co., Ltd.	6,870	745,727
Daesang Corp.	29,700	411,749
Daewoo Engineering & Construction Co., Ltd.(1)	60,100	542,438
Daewoo International Corp.	10,502	333,849
Daewoo Motor Sales Corp.(1)(2)	100,000	105,026
Daewoo Securities Co., Ltd.(1)	86,759	1,017,371
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	19,880	532,872
Daishin Securities Co.(1)	14,000	137,833
DGB Financial Group Co., Ltd.	50,580	665,833
Dong-A Pharmaceutical Co., Ltd.	4,228	302,931
Dongbu Insurance Co., Ltd.(1)	16,120	697,412
Dongkuk Steel Mill Co., Ltd.	18,400	352,863
Doosan Corp.	4,600	614,620
Doosan Heavy Industries & Construction Co., Ltd.	10,750	605,363
Doosan Infracore Co., Ltd.(1)	22,060	426,238
E-Mart Co., Ltd.	5,011	1,104,162
Eugene Investment & Securities Co., Ltd.(1)	28,700	92,305
GS Engineering & Construction Corp.	6,000	529,866
GS Holdings Corp.	20,654	1,188,103
Hana Financial Group, Inc.	89,600	3,394,745
Hanjin Shipping Co., Ltd.(1)	74,800	1,038,729
Hanjin Transportation Co., Ltd.	10,500	200,664
Hankook Tire Co., Ltd.	33,930	1,259,150
Hanwha Chemical Corp.	65,820	1,563,262
Hanwha Corp.	27,900	804,684
Hanwha Securities Co., Ltd.(1)	49,695	216,111
Hite-Jinro Co., Ltd.	7,206	163,942
Honam Petrochemical Corp.	6,600	1,961,946
Hotel Shilla Co., Ltd.	12,750	543,583
Hynix Semiconductor, Inc.(1)	104,870	2,711,937
Hyosung Corp.	8,400	445,666
Hyundai Department Store Co., Ltd.	3,900	599,420
Hyundai Development Co.	13,980	307,746
Hyundai Engineering & Construction Co., Ltd.	14,670	1,048,664
Hyundai Glovis Co., Ltd.	7,450	1,341,744
Hyundai Heavy Industries Co., Ltd.	11,813	3,361,736
Hyundai Marine & Fire Insurance Co., Ltd.	27,850	802,048
Hyundai Merchant Marine Co., Ltd.(1)	30,100	816,407
Hyundai Mipo Dockyard Co., Ltd.	2,620	316,298

	N(000.000.000	N(000.000.000
Security	Shares	Value
Hyundai Mobis	17,000	$4,314,901
Hyundai Motor Co.	37,690	7,782,917
Hyundai Motor Co., PFC Shares	12,900	801,675
Hyundai Securities Co., Ltd.(1)	48,800	457,075
Hyundai Steel Co.	20,500	1,849,141
Industrial Bank of Korea	71,500	870,070
Kangwon Land, Inc.	36,658	814,357
KB Financial Group, Inc.	87,829	3,220,593
KB Financial Group, Inc. ADR	48,488	1,779,510
KCC Corp.	1,710	494,141
Kia Motors Corp.	59,700	3,917,519
KIWOOM Securities Co., Ltd.(1)	8,011	502,399
Korea Electric Power Corp.(1)	112,610	2,220,795
Korea Exchange Bank	82,200	630,015
Korea Express Co., Ltd.(1)	4,378	308,931
Korea Gas Corp.	12,900	491,640
Korea Investment Holdings Co., Ltd.(1)	10,400	414,965
Korea Zinc Co., Ltd.	4,500	1,553,215
Korean Air Lines Co., Ltd.(1)	16,966	749,343
Korean Reinsurance Co.(1)	26,946	324,961
KT Corp.	87,949	2,440,460
KT&G Corp.	35,480	2,524,639
KTB Securities Co., Ltd.(1)	80,000	173,349
LG Chem, Ltd.	14,504	4,748,448
LG Corp.	19,570	1,124,947
LG Display Co., Ltd.(1)	39,300	921,617
LG Electronics, Inc.	22,196	1,627,054
LG Hausys, Ltd.	4,611	305,625
LG Household & Health Care, Ltd.	2,300	1,209,736
LG Life Sciences, Ltd.(1)	9,500	302,144
LG Uplus Corp.	55,513	334,115
LIG Insurance Co., Ltd.	14,790	340,747
Lotte Shopping Co., Ltd.	4,500	1,410,030
LS Corp.	7,030	497,164
LS Industrial Systems Co., Ltd.	4,500	261,283
MegaStudy Co., Ltd.	2,500	257,706
Mirae Asset Securities Co., Ltd.(1)	10,170	357,085
Namhae Chemical Corp.	32,500	300,803
NCsoft Corp.	5,300	1,406,078
NHN Corp.	9,658	2,216,696
Nong Shim Co., Ltd.	1,100	221,229
OCI Co., Ltd.	7,120	1,450,887
ORION Corp.	1,000	704,556
POSCO	22,200	7,444,512
S-Oil Corp.	15,372	1,523,897
S1 Corp.	10,130	472,160
Samsung C&T Corp.	29,430	2,064,219
Samsung Card Co., Ltd.	22,360	779,175
Samsung Electro-Mechanics Co., Ltd.	16,480	1,458,147
Samsung Electronics Co., Ltd.	28,830	32,521,797
Samsung Electronics Co., Ltd., PFC Shares	620	435,885
Samsung Engineering Co., Ltd.	5,300	1,132,726
Samsung Fine Chemicals Co., Ltd.	10,800	520,530
Samsung Fire & Marine Insurance Co., Ltd.	15,174	2,864,429
Samsung Heavy Industries Co., Ltd.	34,100	1,140,633
Samsung Life Insurance Co., Ltd.	35,500	3,103,371
Samsung SDI Co., Ltd.	7,200	872,095
Samsung Securities Co., Ltd.(1)	24,112	1,216,141
Samsung Techwin Co., Ltd.	8,485	510,916
Shinhan Financial Group Co., Ltd.	167,762	6,499,167
Shinsegae Co., Ltd.	1,770	373,252

	N(000.000.000	N(000.000.000
Security	Shares	Value
SK Chemicals Co., Ltd.	7,300	$412,761
SK Holdings Co., Ltd.	6,541	852,963
SK Innovation Co., Ltd.	20,671	3,033,731
SK Networks Co., Ltd.	40,500	374,092
SK Telecom Co., Ltd.	14,400	1,780,096
SK Telecom Co., Ltd. ADR	25,326	352,285
STX Pan Ocean Co., Ltd.	39,400	274,944
TONGYANG Securities, Inc.(1)	47,500	231,076
Woongjin Coway Co., Ltd.	15,560	517,377
Woori Finance Holdings Co., Ltd.	135,300	1,562,510
Woori Investment & Securities Co., Ltd.(1)	65,922	763,450
Yuhan Corp.	2,370	247,028

		$174,131,933

Taiwan — 6.1%
Acer, Inc.	873,380	$1,162,176
Advanced Semiconductor Engineering, Inc.	1,480,225	1,502,232
Advantech Co., Ltd.	186,849	650,075
Altek Corp.	294,911	272,033
Ambassador Hotel	221,000	280,847
AmTRAN Technology Co., Ltd.	376,765	297,983
Asia Cement Corp.	800,965	978,232
Asia Optical Co., Inc.(1)	187,913	177,406
Asustek Computer, Inc.	216,174	2,046,882
AU Optronics Corp.	1,459,925	671,998
AU Optronics Corp. ADR	33,754	153,918
Capital Securities Corp.	605,143	235,464
Catcher Technology Co., Ltd.	215,100	1,524,777
Cathay Financial Holding Co., Ltd.	2,560,748	2,922,230
Cathay Real Estate Development Co., Ltd.	660,000	307,438
Chang Hwa Commercial Bank	1,492,210	853,397
Cheng Shin Rubber Industry Co., Ltd.	1,076,241	2,591,455
Cheng Uei Precision Industry Co., Ltd.	148,037	355,050
Chicony Electronics Co., Ltd.	150,523	296,189
Chimei Innolux Corp.(1)	1,990,725	931,276
China Airlines, Ltd.	940,963	379,754
China Development Financial Holding Corp.	3,789,901	1,160,909
China Life Insurance Co., Ltd.	998,691	973,395
China Motor Corp.	1,026,930	1,005,850
China Petrochemical Development Corp.	856,900	972,842
China Steel Corp.	3,620,556	3,698,912
Chinatrust Financial Holding Co., Ltd.	3,981,775	2,512,990
Chipbond Technology Corp.	240,000	312,168
Chong Hong Construction Co., Ltd.	148,863	340,416
Chunghwa Telecom Co., Ltd.	2,006,909	6,188,807
Clevo Co.	191,178	315,188
CMC Magnetics Corp.(1)	1,370,000	246,833
Compal Electronics, Inc.	1,023,557	1,150,954
Coretronic Corp.	282,312	260,998
D-Link Corp.	359,590	268,925
Delta Electronics, Inc.	566,603	1,667,725
Dynapack International Technology Corp.	67,666	368,390
E Ink Holdings, Inc.	249,000	326,866
E.Sun Financial Holding Co., Ltd.	1,945,611	1,071,334
Elan Microelectronics Corp.	142,410	183,781
Epistar Corp.	321,439	822,235
Eternal Chemical Co., Ltd.	310,905	271,585
EVA Airways Corp.	1,149,999	707,954
Evergreen International Storage & Transport Corp.	266,000	140,185
Evergreen Marine Corp.	829,717	571,334
Everlight Chemical Industrial Corp.	297,000	203,281
Everlight Electronics Co., Ltd.	103,212	217,386

	N(000.000.000	N(000.000.000
Security	Shares	Value
Far Eastern Department Stores, Ltd.	997,931	$1,280,949
Far Eastern International Bank	816,560	327,704
Far Eastern New Century Corp.	912,779	1,058,535
Far EasTone Telecommunications Co., Ltd.	1,012,364	2,080,766
Faraday Technology Corp.	437,215	696,870
Feng Hsin Iron & Steel Co., Ltd.	172,000	303,321
First Financial Holding Co., Ltd.	2,094,978	1,263,238
First Steamship Co., Ltd.	119,084	177,467
Formosa Chemicals & Fibre Corp.	1,174,364	3,440,485
Formosa International Hotels Corp.	27,817	395,172
Formosa Petrochemical Corp.	985,153	3,079,655
Formosa Plastics Corp.	1,691,436	4,993,443
Formosa Taffeta Co., Ltd.	545,000	528,500
Formosan Rubber Group, Inc.	450,000	316,740
Foxconn International Holdings, Ltd.(1)	522,000	370,423
Foxconn Technology Co., Ltd.	288,107	1,197,747
Fubon Financial Holding Co., Ltd.	2,370,460	2,675,548
Giant Manufacturing Co., Ltd.	168,093	741,836
Gintech Energy Corp.	266,294	299,033
Goldsun Development & Construction Co., Ltd.	617,053	252,868
Great Wall Enterprise Co., Ltd.	235,536	241,804
HannStar Display Corp.(1)	1,853,485	176,157
Highwealth Construction Corp.	208,691	363,338
Hon Hai Precision Industry Co., Ltd.	2,165,472	8,430,535
Hotai Motor Co., Ltd.	98,000	793,683
HTC Corp.	208,311	4,253,641
Hua Nan Financial Holdings Co., Ltd.	1,890,279	1,085,379
Huaku Development Co., Ltd.	183,344	465,651
Inotera Memories, Inc.(1)	2,102,619	628,196
Inventec Co., Ltd.	790,100	348,139
KGI Securities Co., Ltd.	1,167,671	494,083
King Yuan Electronics Co., Ltd.	711,274	269,448
Kinsus Interconnect Technology Corp.	166,280	534,834
Largan Precision Co., Ltd.	45,042	892,034
Lee Chang Yung Chemical Industry Corp.	241,613	385,419
Lite-On Technology Corp.	539,985	654,374
Macronix International Co., Ltd.	978,697	365,705
MediaTek, Inc.	288,371	2,769,906
Mega Financial Holding Co., Ltd.	4,109,860	2,907,510
Merida Industry Co., Ltd.	161,000	517,304
Mitac International Corp.	626,073	249,826
Motech Industries, Inc.	116,148	194,245
Nan Kang Rubber Tire Co., Ltd.	720,507	1,127,374
Nan Ya Plastics Corp.	1,960,538	4,442,812
Nan Ya Printed Circuit Board Corp.	99,942	219,469
Nanya Technology Corp.(1)	2,813,575	301,396
Neo Solar Power Corp.	144,016	113,640
Novatek Microelectronics Corp., Ltd.	160,479	490,389
Oriental Union Chemical Corp.	412,000	533,187
Pan-International Industrial Co., Ltd.	144,272	139,797
Pegatron Corp.	322,486	504,797
Phison Electronics Corp.	43,692	373,682
Pou Chen Corp.	1,355,764	1,180,690
Powerchip Technology Corp.(1)	4,744,434	177,695
Powertech Technology, Inc.	160,725	312,684
President Chain Store Corp.	619,120	3,453,744
Qisda Corp.	631,380	151,554
Quanta Computer, Inc.	782,065	2,054,624
Radiant Opto-Electronics Corp.	194,505	868,617
Radium Life Tech Co., Ltd.	312,987	255,361
Realtek Semiconductor Corp.	162,281	297,360

	N(000.000.000	N(000.000.000
Security	Shares	Value
RichTek Technology Corp.	87,497	$543,108
Ritek Corp.(1)	968,757	168,624
Ruentex Development Co., Ltd.	303,019	447,744
Ruentex Industries, Ltd.	742,071	1,456,962
Sanyang Industrial Co., Ltd.	742,000	504,376
Shin Kong Financial Holding Co., Ltd.(1)	2,132,234	681,185
Shin Kong Synthetic Fibers Corp.	965,996	331,564
Siliconware Precision Industries Co., Ltd.	431,260	525,194
Siliconware Precision Industries Co., Ltd. ADR	74,607	450,626
Simplo Technology Co., Ltd.	112,564	853,002
Sincere Navigation	188,000	186,525
Sino-American Silicon Products, Inc.	183,259	320,297
SinoPac Financial Holdings Co., Ltd.	2,339,449	845,933
Solar Applied Materials Technology Corp.	299,846	438,751
Synnex Technology International Corp.	651,960	1,623,265
Tainan Spinning Co., Ltd.	937,506	422,398
Taishin Financial Holdings Co., Ltd.	2,575,846	1,033,966
Taiwan Business Bank(1)	1,535,146	482,182
Taiwan Cement Corp.	1,018,118	1,197,988
Taiwan Cooperative Financial Holding Co., Ltd.(1)	1,183,682	741,944
Taiwan Fertilizer Co., Ltd.	312,000	812,054
Taiwan Glass Industry Corp.	241,985	272,778
Taiwan Life Insurance Co., Ltd.	361,770	234,785
Taiwan Mobile Co., Ltd.	904,052	2,756,237
Taiwan Semiconductor Manufacturing Co., Ltd.	6,125,873	17,611,737
Taiwan Tea Corp.	305,346	158,698
Tatung Co., Ltd.(1)	1,214,645	354,295
Teco Electric & Machinery Co., Ltd.	989,000	682,162
Tong Yang Industry Co., Ltd.	356,310	379,929
TPK Holding Co., Ltd.(1)	52,100	848,145
Transcend Information, Inc.	63,886	184,997
Tripod Technology Corp.	152,979	515,491
TSRC Corp.	235,400	603,238
TTY Biopharm Co., Ltd.	107,604	460,344
Tung Ho Steel Enterprise Corp.	293,385	298,807
U-Ming Marine Transport Corp.	202,000	348,792
Uni-President Enterprises Corp.	3,083,658	4,279,440
Unimicron Technology Corp.	305,171	380,548
United Microelectronics Corp.	2,516,361	1,225,691
United Microelectronics Corp. ADR	93,397	228,823
Vanguard International Semiconductor Corp.	784,175	338,764
Walsin Lihwa Corp.	1,085,980	346,727
Wan Hai Lines, Ltd.	606,375	347,907
Waterland Financial Holdings	1,399,329	482,615
Wintek Corp.	706,482	549,577
Wistron Corp.	527,737	799,372
WPG Holdings Co., Ltd.	548,136	750,320
Yageo Corp.	1,003,000	302,530
Yang Ming Marine Transport	1,116,288	596,792
Yieh Phui Enterprise	937,125	344,364
Yuanta Financial Holding Co., Ltd.(1)	3,872,071	2,021,287
Yuen Foong Yu Paper Manufacturing Co., Ltd.	866,414	395,728
Yulon Motor Co., Ltd.	824,420	1,578,126

		$168,799,172

Thailand — 3.8%
Advanced Info Service PCL(6)	2,038,400	$12,148,284
Airports of Thailand PCL(6)	765,700	1,445,701
Asian Property Development PCL(6)	2,209,200	436,679
Bangkok Bank PCL	575,800	3,456,832
Bangkok Bank PCL(6)	264,800	1,666,370
Bangkok Bank PCL NVDR	35,000	210,124

	N(000.000.000	N(000.000.000
Security	Shares	Value
Bangkok Dusit Medical Services PCL(6)	781,000	$2,193,821
Bangkok Expressway PCL(6)	895,900	627,315
Bank of Ayudhya PCL(6)	1,814,000	1,615,074
Banpu PCL(6)	135,800	2,683,766
BEC World PCL(6)	2,033,100	3,357,979
Big C Supercenter PCL(6)	113,000	604,451
Bumrungrad Hospital PCL(6)	503,200	871,974
Cal-Comp Electronics (Thailand) PCL(6)	1,800,000	163,359
Central Pattana PCL(6)	540,700	807,555
Charoen Pokphand Foods PCL(6)	5,627,300	6,804,342
CP ALL PCL(6)	4,567,700	9,699,256
Delta Electronics (Thailand) PCL(6)	1,147,270	967,595
Electricity Generating PCL(6)	189,500	571,012
G Steel PCL(1)(6)	23,786,500	354,232
Glow Energy PCL(6)	797,100	1,589,625
Hana Microelectronics PCL(6)	1,416,900	1,006,295
IRPC PCL(6)	3,989,000	604,936
Italian-Thai Development PCL(6)	6,899,100	791,570
Kasikornbank PCL(6)	1,026,000	5,207,646
Kiatnakin Bank PCL(6)	350,000	420,072
Krung Thai Bank PCL(6)	2,016,100	1,143,657
Land & Houses PCL	697,800	155,975
Land & Houses PCL(6)	5,499,500	1,246,352
Major Cineplex Group PCL(6)	754,100	439,246
Minor International PCL(6)	3,079,174	1,426,569
Precious Shipping PCL(6)	622,500	320,851
PTT Exploration & Production PCL(6)	925,600	5,240,115
PTT Global Chemical PCL(6)	623,650	1,434,435
PTT PCL(6)	693,500	7,957,414
Quality House PCL(6)	4,710,000	274,728
Ratchaburi Electricity Generating Holding PCL(6)	578,300	773,586
Sahaviriya Steel Industries PCL(1)(6)	10,773,660	272,147
Samart Corp. PCL(6)	2,912,500	869,087
Shin Corp. PCL(6)	426,000	815,389
Siam Cement PCL(6)	393,600	4,525,439
Siam City Cement PCL(6)	42,900	425,629
Siam Commercial Bank PCL(6)	964,300	4,492,096
Siam Makro PCL(6)	157,600	1,827,831
Sino Thai Engineering & Construction PCL(6)	1,553,400	709,674
Thai Airways International PCL(1)(6)	1,290,500	1,074,526
Thai Beverage PCL	3,621,000	937,960
Thai Oil PCL(6)	490,400	1,153,448
Thai Tap Water Supply Co., Ltd.(6)	3,000,000	583,318
Thai Union Frozen Products PCL(6)	915,915	2,101,327
Thanachart Capital PCL(6)	523,300	568,587
Thoresen Thai Agencies PCL(6)	719,990	468,809
TMB Bank PCL(6)	3,870,000	221,842
Total Access Communication PCL(6)	1,135,000	3,048,014
TPI Polene PCL(6)	1,130,500	519,684
True Corp. PCL(1)(6)	12,466,592	1,484,586

		$106,818,186

Turkey — 3.0%
Adana Cimento Sanayii TAS	82,728	$187,313
Akbank TAS	1,453,081	5,705,020
Akcansa Cimento AS	38,000	182,011
Akenerji Elektrik Uretim AS(1)	270,121	327,983
Aksa Akrilik Kimya Sanayii AS	228,054	606,621
Alarko Holding AS	207,704	489,691
Anadolu Anonim Turk Sigorta Sirketi(1)	368,571	200,692
Anadolu Efes Biracilik ve Malt Sanayii AS	221,148	3,096,015
Arcelik AS(1)	325,221	1,455,901

	N(000.000.000	N(000.000.000
Security	Shares	Value
Asya Katilim Bankasi AS(1)	874,200	$961,769
Aygaz AS	177,606	915,266
Bagfas Bandirma Gubre Fabrikalari AS	8,000	785,687
BIM Birlesik Magazalar AS	111,996	4,250,377
Cimsa Cimento Sanayi ve Ticaret AS	64,400	325,029
Coca-Cola Icecek AS	65,400	835,176
Dogan Sirketler Grubu Holding AS(1)	2,058,552	970,286
Dogus Otomotiv Servis ve Ticaret AS(1)	140,556	407,340
Eczacibasi Ilac Sanayi ve Ticaret AS	331,500	389,656
Enka Insaat ve Sanayi AS	1,367,076	4,352,547
Eregli Demir ve Celik Fabrikalari TAS	1,722,509	3,404,801
Fenerbahce Sportif Hizmetler Sanayi ve Ticaret AS(1)	7,000	206,866
Gubre Fabrikalari TAS(1)	59,700	404,063
Haci Omer Sabanci Holding AS	848,449	3,647,901
Ihlas Holding AS(1)	1,888,400	1,145,261
Is Gayrimenkul Yatirim Ortakligi AS	409,199	273,470
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	1,258,218	665,149
KOC Holding AS	1,383,375	5,623,304
Koza Altin Isletmeleri AS	68,700	1,304,477
Mondi Tire Kutsan Kagit Ve Ambalas Sanayii AS(1)	457,200	295,418
Net Holding AS(1)	282,129	256,648
Petkim Petrokimya Holding AS(1)	606,041	755,328
Petrol Ofisi AS(1)	123,246	326,859
Sekerbank TAS	658,499	369,945
Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	244,348
TAV Havalimanlari Holding AS(1)	257,200	1,283,785
Tekfen Holding AS	307,071	1,064,997
Tofas Turk Otomobil Fabrikasi AS	172,700	739,307
Trakya Cam Sanayii AS	353,686	550,595
Tupras-Turkiye Petrol Rafinerileri AS	192,141	4,912,729
Turcas Petrolculuk AS	159,229	241,447
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	914,385	1,336,005
Turk Sise ve Cam Fabrikalari AS	541,985	1,030,796
Turk Telekomunikasyon AS	698,500	3,042,681
Turkcell Iletisim Hizmetleri AS(1)	1,148,294	5,856,082
Turkcell Iletisim Hizmetleri AS ADR(1)	38,494	485,024
Turkiye Garanti Bankasi AS	2,006,174	7,952,152
Turkiye Halk Bankasi AS	324,700	2,323,199
Turkiye Is Bankasi	1,315,506	3,245,277
Turkiye Sinai Kalkinma Bankasi AS	544,909	685,283
Turkiye Vakiflar Bankasi TAO	615,021	1,167,513
Ulker Gida Sanayi ve Ticaret AS	204,629	647,975
Vestel Beyaz Esya Sanayi ve Ticaret AS	186,000	231,880
Vestel Elektronik Sanayi ve Ticaret AS(1)	209,707	262,714
Yapi ve Kredi Bankasi AS(1)	725,093	1,465,204
Yazicilar Holding AS	39,000	272,927
Zorlu Enerji Elektrik Uretim AS(1)	124,509	122,401

		$84,288,191

United Arab Emirates — 1.8%
Aabar Investments (PJSC)(1)(2)	3,577,200	$706,090
Abu Dhabi Commercial Bank (PJSC)(1)	3,871,886	3,284,072
Abu Dhabi National Hotels	832,200	474,031
Agthia Group (PJSC)	550,000	310,854
Air Arabia (PJSC)	11,206,000	2,201,068
Ajman Bank (PJSC)(1)	1,582,800	351,574
Aldar Properties (PJSC)	3,233,500	1,089,169
Arabtec Holding Co.(1)	10,827,750	8,741,346
Aramex (PJSC)	3,170,710	1,579,780
Dana Gas(1)	24,909,987	3,353,754
DP World, Ltd.	539,236	6,294,164
Drake & Scull International (PJSC)(1)	810,000	229,258

	N(000.000.000		N(000.000.000	N(000.000.000
Security		Shares		Value
Dubai Financial Market(1)			5,958,200	$1,905,459
Dubai Investments (PJSC)			2,251,568	552,581
Dubai Islamic Bank (PJSC)			2,312,900	1,336,311
Emaar Properties (PJSC)			8,426,100	7,002,410
Emirates NBD (PJSC)			260,000	217,531
First Gulf Bank (PJSC)			1,333,894	3,544,875
Gulf Navigation Holding(1)			3,460,300	342,023
Islamic Arabic Insurance Co.(1)			1,469,160	325,601
National Bank of Abu Dhabi (PJSC)			1,550,016	3,668,144
National Central Cooling Co. (Tabreed)(1)			431,247	186,863
Ras Al Khaimah Co.			1,319,300	569,390
Ras Al Khaimah Properties (PJSC)(1)			5,586,000	618,773
Sorouh Real Estate Co.			2,789,865	903,261
Union National Bank			1,070,375	927,603
Waha Capital (PJSC)			2,068,608	397,805

				$51,113,790

Vietnam — 0.6%
Bank for Foreign Trade of Vietnam JSC			441,540	$614,354
Baoviet Holdings			371,340	1,340,175
Development Investment Construction Corp.			367,510	293,911
FPT Corp.			418,466	1,162,935
Gemadept Corp.(1)			108,333	130,013
Hagl JSC(1)			760,000	977,526
Hoa Phat Group JSC(1)			833,250	922,047
Kim Long Securities Corp.(1)			1,311,300	702,859
Kinh Bac City Development Share Holding Corp.(1)			333,700	215,443
Kinhdo Corp.			268,900	511,156
Masan Group Corp.(1)			238,000	1,302,466
PetroVietnam Construction JSC(1)			1,080,660	533,317
PetroVietnam Drilling and Well Services JSC(1)			538,346	1,029,690
PetroVietnam Fertilizer and Chemical JSC			721,940	1,010,146
Refrigeration Electrical Engineering Corp.			487,200	324,556
Saigon Securities, Inc.			719,620	634,810
Song Da Urban & Industrial Zone Investment and Development JSC(1)			192,850	291,854
Tan Tao Investment Industry Co.(1)			733,399	387,437
Vietnam Construction and Import-Export JSC(1)			459,600	259,955
Vietnam Dairy Products JSC			343,095	1,514,652
Vietnam Joint Stock Commercial Bank for Industry and Trade(1)			528,249	557,150
Vincom JSC			484,197	2,225,617

				$16,942,069

Total Common Stocks (identified cost $1,983,693,140)				$2,714,564,743

Corporate Bonds — 0.0%(5)

Security		Principal Amount (000’s omitted)		Value
India — 0.0%(5)
Dr. Reddy’s Laboratories, Ltd., 9.25%, 3/24/14		INR	729	$13,938

Total Corporate Bonds (identified cost $16,135)				$13,938

	N(000.000.000	N(000.000.000	N(000.000.000

Equity-Linked Securities(7) — 1.0%
Security	Maturity Date	Shares	Value
Saudi Arabia — 1.0%
Abdullah Al Othaim Markets(4)	6/2/13	14,800	$358,625
Al Rajhi Bank(4)	4/30/12	108,000	2,372,209
Alinma Bank(4)	6/4/12	102,800	426,928
Almarai Co.(4)	11/24/14	37,000	1,123,477
Arab National Bank(4)	6/4/12	81,600	729,990
Bank Albilad(1)(4)	9/21/12	59,100	443,608
Banque Saudi Fransi(4)	4/30/12	39,500	517,146
Company for Cooperative Insurance (The)(4)	6/22/12	16,200	255,399
Dar Al Arkan Real Estate Development(4)	8/13/12	70,500	246,732
Etihad Etisalat Co.(4)	4/2/12	150,600	2,595,132
Fawaz Abdulaziz Alhokair Co.(4)	4/4/12	21,500	424,950
Fitaihi Holding Group(1)(4)	11/26/12	52,000	306,777
Jabal Omar Development Co.(1)(4)	5/3/12	88,593	461,826
Jarir Marketing Co.(4)	6/4/12	11,400	468,502
Makkah Construction & Development Co.(4)	3/15/13	35,000	362,103
Mobile Telecommunications Co.(1)(4)	6/4/12	115,000	335,007
Mohammad Al-Mojil Group(4)	1/7/13	38,000	182,132
National Industrialization Co.(4)	5/14/12	191,653	2,460,623
Rabigh Refining and Petrochemicals Co.(1)(4)	4/2/12	28,700	201,649
Riyad Bank(4)	6/11/12	68,500	470,328
Sahara Petrochemical Co.(4)	11/26/12	101,700	513,204
Samba Financial Group(4)	4/30/12	70,600	1,051,855
Saudi Arabian Amiantit Co.(4)	6/25/12	32,700	168,501
Saudi Arabian Fertilizer Co.(4)	6/4/12	10,600	538,790
Saudi Arabian Mining Co.(4)	6/25/12	45,000	425,365
Saudi Basic Industries Corp.(4)	2/23/15	102,100	2,930,035
Saudi British Bank(4)	10/2/12	20,500	268,484
Saudi Cable Co.(4)	9/21/12	27,500	141,706
Saudi Cement Co.(4)	8/13/12	20,250	453,564
Saudi Ceramic Co.(4)	8/16/13	9,200	360,305
Saudi Chemical Co.(4)	11/26/12	28,700	314,144
Saudi Electricity Co.(4)	6/25/12	277,000	1,168,843
Saudi Industrial Investment Group(4)	6/11/12	49,800	325,002
Saudi International Petrochemicals Co.(4)	9/21/12	67,870	413,973
Saudi Kayan Petrochemical Co.(1)(4)	6/4/12	77,300	407,595
Saudi Pharmaceutical Industries and Medical Appliances Corp.(4)	11/26/12	33,074	436,982
Saudi Telecom Co.(4)	5/21/12	86,900	937,286
Savola Group(4)	4/20/12	93,100	850,245
Yanbu National Petrochemicals Co.(1)(4)	1/7/13	42,500	579,371

Total Equity-Linked Securities (identified cost $22,926,005)			$27,028,393

Investment Funds — 0.2%

Security		Shares	Value
Vietnam Enterprise Investments, Ltd.(1)		3,319,633	$6,639,266
Vietnam Growth Fund, Ltd.(1)		15,639	211,127

Total Investment Funds (identified cost $7,976,611)			$6,850,393

	N(000.000.000	N(000.000.000
Rights(1) — 0.0%(5)

Security	Shares	Value
Kenya Airways, Ltd., Exp. 4/27/12	5,114,880	$6,159
Murray & Roberts Holdings, Ltd., Exp. 4/20/12	107,168	140,404
Sahaviriya Steel Industries PCL, Exp. 5/21/12	979	0

Total Rights (identified cost $0)		$146,563

Warrants(1) — 0.0%(5)

Security	Shares	Value
Sunway Bhd, Exp. 8/17/16, Strike MYR 2.80	75,608	$14,191

Total Warrants (identified cost $6,033)		$14,191

Short-Term Investments — 0.8%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 4/2/12	$21,855	$21,855,395

Total Short-Term Investments (identified cost $21,855,395)		$21,855,395

Total Investments — 99.5% (identified cost $2,036,473,319)		$2,770,473,616

Other Assets, Less Liabilities — 0.5%		$13,308,177

Net Assets — 100.0%		$2,783,781,793

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

NVDR	-	Non-Voting Depositary Receipt

PCL	-	Public Company Ltd.

PDR	-	Philippine Deposit Receipt

PFC Shares	-	Preference Shares

INR	-	Indian Rupee

MYR	-	Malaysian Ringgit

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2012, the aggregate value of these securities is $28,693,925 or 1.0% of the Fund’s net assets.

(5)	Amount is less than 0.05%.

(6)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(7)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio

	N(000.000.000	N(000.000.000

Currency	Percentage of Net Assets	Value
United States Dollar	13.9%	$386,225,721
Hong Kong Dollar	7.4	207,173,604
Mexican Peso	6.6	183,300,701
South Korean Won	6.2	172,000,138
South African Rand	6.1	170,342,997
New Taiwan Dollar	6.0	167,595,382
Brazilian Real	6.0	165,529,353
Indian Rupee	5.4	149,152,313
Thai Baht	3.8	104,586,132
Indonesian Rupiah	3.2	88,510,608
Malaysian Ringgit	3.0	84,300,689
New Turkish Lira	3.0	83,803,167
Polish Zloty	2.9	80,321,367
Chilean Peso	2.3	63,039,262
Philippine Peso	1.9	54,191,195
Qatari Riyal	1.7	48,132,240
Hungarian Forint	1.7	47,887,613
United Arab Emirates Dirham	1.6	44,819,626
Egyptian Pound	1.6	44,664,405
Czech Koruna	1.5	42,120,517
Kuwaiti Dinar	1.5	41,712,575
Moroccan Dirham	1.4	40,012,421
Colombian Peso	1.4	39,308,345
Other currency, less than 1% each	9.4	261,743,245

Total Investments	99.5%	$2,770,473,616

Sector Classification of Portfolio

	N(000.000.000	N(000.000.000

Sector	Percentage of Net Assets	Value
Financials	25.5%	$710,475,286
Materials	11.6	322,050,969
Telecommunication Services	10.9	304,043,563
Industrials	10.3	287,299,351
Energy	9.9	275,612,953
Consumer Staples	9.1	253,574,115
Information Technology	7.4	205,606,353
Consumer Discretionary	7.2	199,095,077
Utilities	4.8	132,414,831
Health Care	1.8	51,420,638
Other	0.8	22,030,087
Investment Funds	0.2	6,850,393

Total Investments	99.5%	$2,770,473,616

The Fund did not have any open financial instruments at March 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,064,082,854

Gross unrealized appreciation	$885,117,143
Gross unrealized depreciation	(178,726,381)

Net unrealized appreciation	$706,390,762

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$33,951,949	$1,056,683,319		$414,448	$1,091,049,716
Emerging Europe	28,186,266	463,145,128		0	491,331,394
Latin America	559,994,857	—		0	559,994,857
Middle East/Africa	13,381,545	557,721,851		1,085,380	572,188,776
Total Common Stocks	$635,514,617	$2,077,550,298	*	$1,499,828	$2,714,564,743
Corporate Bonds	$—	$13,938		$—	$13,938
Equity-Linked Securities	—	27,028,393		—	27,028,393
Investment Funds	—	6,850,393		—	6,850,393
Rights	146,563	0		—	146,563
Warrants	14,191	—		—	14,191
Short-Term Investments	—	21,855,395		—	21,855,395
Total Investments	$635,675,371	$2,133,298,417		$1,499,828	$2,770,473,616

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Common Stocks
Balance as of June 30, 2011	$994,840
Realized gains (losses)	(817,790)
Change in net unrealized appreciation (depreciation)	(1,475,127)
Cost of purchases*	538,045
Proceeds from sales*	(0)
Accrued discount (premium)	—
Transfers to Level 3**	2,259,860
Transfers from Level 3**	—

Balance as of March 31, 2012	$1,499,828

Change in net unrealized appreciation (depreciation) on investments still held as of March 31, 2012	$(1,540,411)

*	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

**	Transfers are reflected at the value of the securities at the beginning of the period. Transfers to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

At March 31, 2012, investments having a value of $23,203,049 and $2,300,432 at December 31, 2011 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, during the three months then ended. The change in the level designations within the fair value hierarchy was due to an increase or decrease in the coverage of foreign equity securities provided by the Fund’s fair valuation pricing service.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	May 25, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 25, 2012